                                      2000
--------------------------------------------------------------------------------
Nationwide(R) Variable Account - II

June 30, 2000




[THE BEST OF AMERICA LOGO]





                                                              SEMI-ANNUAL REPORT


--------------------------------------------------------------------------------

                                                  [NATIONWIDE LOGO]

                                          Nationwide Life Insurance Company
                                          Home Office: Columbus, Ohio




APO-725-AC (06/00)




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                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220












                         [PHOTOGRAPH OF THE PRESIDENT]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account-II.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.



                         /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                 August 16, 2000

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 25. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 21, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:

Investments at market value:

   American Century VP - American Century VP Balanced (ACVPBal)
      25,011,539 shares (cost $191,941,363) ...................................     $ 189,087,236

   American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      28,665,170 shares (cost $352,894,041) ...................................       487,021,230

   American Century VP - American Century VP Income & Growth (ACVPIncGr)
      11,923,283 shares (cost $87,470,506) ....................................        91,451,580

   American Century VP - American Century VP International (ACVPInt)
      39,465,558 shares (cost $448,059,981) ...................................       456,221,855

   American Century VP - American Century VP Value (ACVPValue)
      10,099,766 shares (cost $56,116,875) ....................................        54,740,733

   American VI Series - Growth Fund (AVISGro)
      554,155 shares (cost $27,901,926) .......................................        44,975,181

   American VI Series - High-Yield Bond Fund (AVISHiYld)
      155,295 shares (cost $2,130,233) ........................................         1,962,925

   American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
      292,856 shares (cost $3,242,631) ........................................         3,192,131

   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      10,637,179 shares (cost $352,463,587) ...................................       426,125,401

   Dreyfus Stock Index Fund (DryStkIx)
      50,595,162 shares (cost $1,571,744,475) .................................     1,923,628,067

   Dreyfus VIF - Appreciation Portfolio (DryAp)
      4,079,105 shares (cost $154,948,867) ....................................       167,161,733

   Dreyfus IP - European Equity Portfolio (DryEuroEq)
      52,583 shares (cost $839,087) ...........................................           835,015

   Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      3,915,144 shares (cost $89,639,541) .....................................        98,583,333

   Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
      85,889,996 shares (cost $1,858,075,994) .................................     1,967,739,806

   Fidelity VIP - Growth Portfolio (FidVIPGr)
      75,319,028 shares (cost $3,131,392,984) .................................     3,881,942,699

   Fidelity VIP - High Income Portfolio (FidVIPHI)
      50,893,549 shares (cost $556,716,727) ...................................       510,971,232

   Fidelity VIP - Overseas Portfolio (FidVIPOv)
      26,456,717 shares (cost $641,946,514) ...................................       620,674,579

   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
      55,981,889 shares (cost $863,510,359) ...................................       925,940,438


Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
   56,438,919 shares (cost $1,205,450,408) ....................................     1,416,052,479

Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
   7,310,955 shares (cost $159,599,588) .......................................       150,678,787

Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
   1,094,154 shares (cost $34,649,015) ........................................        34,378,312

Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
   2,990,213 shares (cost $28,696,678) ........................................        29,363,889

Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
   521,177 shares (cost $20,586,020) ..........................................        20,508,302

Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
   1,283,202 shares (cost $9,346,531) .........................................         9,444,366

Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
   16,233,062 shares (cost $412,657,247) ......................................       419,786,977

Nationwide SAT - Government Bond Fund (NSATGvtBd)
   27,674,472 shares (cost $320,117,413) ......................................       301,374,995

Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
   154,064 shares (cost $2,074,833) ...........................................         2,047,508

Nationwide SAT - Money Market Fund (NSATMyMkt)
   931,352,747 shares (cost $931,352,747) .....................................       931,352,747

Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
   163,695 shares (cost $1,522,066) ...........................................         1,520,731

Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
   130,542 shares (cost $2,575,483) ...........................................         2,703,515

Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
   6,239,371 shares (cost $64,822,334) ........................................        67,322,813

Nationwide SAT - Small Company Fund (NSATSmCo)
   15,770,810 shares (cost $331,590,718) ......................................       375,345,286

Nationwide SAT - Strategic Growth Fund (NSATStrGro)
   395,042 shares (cost $7,981,138) ...........................................         8,481,544

Nationwide SAT - Total Return Fund (NSATTotRe)
   52,737,177 shares (cost $831,120,387) ......................................     1,022,573,865

Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
   20,432,734 shares (cost $683,695,457) ......................................       809,953,569

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
   2,338,438 shares (cost $36,892,911) ........................................        38,210,083

Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
   9,288,555 shares (cost $124,866,680) .......................................       116,942,909

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
   26,442,146 shares (cost $481,568,398) ......................................       422,281,075

Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
   266,132 shares (cost $24,359,487) ..........................................        25,719,019

Oppenheimer Bond Fund/VA (OppBdFd)
   23,386,852 shares (cost $275,571,762) ......................................       252,811,866

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II


      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         6,795,958 shares (cost $311,940,961) .................................       347,545,279

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         28,334,373 shares (cost $731,351,241) ................................       905,283,228

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         163,808 shares (cost $3,838,032) .....................................         3,824,926

      Oppenheimer - Multiple Strategies Fund/VA (OppMult)
         17,614,328 shares (cost $278,740,886) ................................       292,221,699

      Strong Opportunity Fund II, Inc. (StOpp2)
         33,258,644 shares (cost $694,034,734) ................................       899,646,314

      Strong VIF - Strong Discovery Fund II (StDisc2)
         10,814,452 shares (cost $121,339,585) ................................       137,559,832

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         6,213,260 shares (cost $89,813,631) ..................................        89,595,210

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         6,133,849 shares (cost $63,956,350) ..................................        62,319,902

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         7,811,208 shares (cost $107,247,239) .................................        97,561,989

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         5,175,478 shares (cost $56,229,462) ..................................        58,275,883

      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         8,429,697 shares (cost $113,055,148) .................................       113,463,715

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPGPVenCp)
         2,471,018 shares (cost $51,503,913) ..................................        49,963,983

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         15,433,871 shares (cost $211,939,455) ................................       235,212,201

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         19,486,682 shares (cost $455,923,716) ................................       522,827,675
                                                                                  ---------------
            Total investments .................................................    22,126,411,647
   Accounts receivable ........................................................           169,088
                                                                                  ---------------
            Total assets ......................................................    22,126,580,735
ACCOUNTS PAYABLE ..............................................................            24,465
                                                                                  ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................   $22,126,556,270
                                                                                  ===============

See accompanying notes to financial statements.
-------------------------------------------------------------------------------------------------


NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)

                                                                     Total                                   ACVPBal
                                                    ------------------------------------        -----------------------------------
                                                            2000                1999                2000                1999
                                                    ----------------         -----------           ---------           ---------
Investment activity:
  Reinvested dividends ..........................   $    249,366,453         290,718,940           4,946,562           3,991,181
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................        (68,894,698)        (78,571,751)           (663,088)           (716,902)
      BOA Vision ................................        (83,682,036)        (63,528,916)           (648,189)           (682,055)
      BOA Enterprise ............................           (155,038)           (128,643)             (1,266)             (1,372)
                                                    ----------------         -----------           ---------           ---------
    Net investment activity .....................         96,634,681         148,489,630           3,634,019           2,590,852
                                                    ----------------         -----------           ---------           ---------

  Proceeds from mutual fund shares sold .........      8,062,060,520       5,882,828,507          21,471,087          14,154,195
  Cost of mutual fund shares sold ...............     (6,973,518,738)     (5,354,333,786)        (20,940,938)        (13,036,483)
                                                    ----------------         -----------           ---------           ---------
    Realized gain (loss) on investments .........      1,088,541,782         528,494,721             530,149           1,117,712
  Change in unrealized gain (loss) on investments     (2,188,627,945)        482,864,663          (6,412,641)        (24,243,869)
                                                    ----------------         -----------           ---------           ---------
    Net gain (loss) on investments ..............     (1,100,086,163)      1,011,359,384          (5,882,492)        (23,126,157)
                                                    ----------------         -----------           ---------           ---------
  Reinvested capital gains ......................      1,243,524,384         744,263,367           3,115,066          27,539,149
                                                    ----------------         -----------           ---------           ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        240,072,902       1,904,112,381             866,593           7,003,844
                                                    ----------------         -----------           ---------           ---------

Equity transactions:
  Purchase payments received from
    contract owners .............................        624,931,650         798,937,993           4,995,177           9,412,618
  Transfers between funds .......................               --                  --            (7,029,308)         (4,498,643)
  Redemptions ...................................     (2,120,517,505)     (1,308,989,155)        (16,074,240)         (9,831,682)
  Annuity benefits ..............................         (2,158,127)         (1,449,973)            (18,786)             (9,440)
  Annual contract maintenance charge (note 2) ...         (4,511,343)         (4,542,049)            (37,813)            (41,847)
  Contingent deferred sales charges (note 2) ....        (26,028,788)        (16,253,266)           (185,048)           (131,274)
  Adjustments to maintain reserves ..............           (577,435)           (349,774)             (1,611)               --
                                                    ----------------         -----------           ---------           ---------
      Net equity transactions ...................     (1,528,861,548)       (532,646,223)        (18,351,629)         (5,100,268)
                                                    ----------------         -----------           ---------           ---------

Net change in contract owners' equity ...........     (1,288,788,646)      1,371,466,158         (17,485,036)          1,903,576
Contract owners' equity beginning of period .....     23,415,344,916      20,672,674,408         206,570,508         208,373,013
                                                    ----------------         -----------           ---------           ---------
Contract owners' equity end of period ...........   $ 22,126,556,270      22,044,140,566         189,085,472         210,276,589
                                                    ================      ==============         ===========         ===========


                                                               ACVPCapAp                                ACVPIncGr
                                                     -------------------------------          --------------------------------
                                                        2000                1999                2000                1999
                                                                                                 -------              ------
Investment activity:
  Reinvested dividends ..........................           --                  --               507,320              11,166
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (949,539)         (1,235,092)           (311,041)           (201,915)
      BOA Vision ................................     (2,074,378)           (419,291)           (298,128)           (163,350)
      BOA Enterprise ............................         (2,301)               (689)               (352)               (144)
                                                     -----------         -----------          ----------          ----------
    Net investment activity .....................     (3,026,218)         (1,655,072)           (102,201)           (354,243)
                                                     -----------         -----------          ----------          ----------

  Proceeds from mutual fund shares sold .........    105,065,419          91,458,174          19,830,967          11,187,828
  Cost of mutual fund shares sold ...............    (67,690,341)       (103,431,218)        (16,513,431)         (9,782,112)
                                                     -----------         -----------          ----------          ----------
    Realized gain (loss) on investments .........     37,375,078         (11,973,044)          3,317,536           1,405,716
  Change in unrealized gain (loss) on investments     13,026,386          48,820,862          (7,036,685)          3,962,843
                                                     -----------         -----------          ----------          ----------
    Net gain (loss) on investments ..............     50,401,464          36,847,818          (3,719,149)          5,368,559
                                                     -----------         -----------          ----------          ----------
  Reinvested capital gains ......................     13,797,979                --                  --                  --
                                                     -----------         -----------          ----------          ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     61,173,225          35,192,746          (3,821,350)          5,014,316
                                                     -----------         -----------          ----------          ----------

Equity transactions:
  Purchase payments received from
    contract owners .............................      8,785,215           8,354,679           4,338,712           6,006,267
  Transfers between funds .......................     81,367,721         (18,413,937)         14,115,541          22,851,548
  Redemptions ...................................    (42,546,931)        (19,086,761)         (6,929,663)         (2,549,800)
  Annuity benefits ..............................        (37,449)            (28,306)               --                  --
  Annual contract maintenance charge (note 2) ...       (122,570)           (105,114)            (14,992)             (7,137)
  Contingent deferred sales charges (note 2) ....       (521,572)           (208,688)            (78,860)            (42,340)
  Adjustments to maintain reserves ..............         38,271               1,068                 878              (6,396)
                                                     -----------         -----------          ----------          ----------
      Net equity transactions ...................     46,962,685         (29,487,059)         11,431,616          26,252,142
                                                     -----------         -----------          ----------          ----------

Net change in contract owners' equity ...........    108,135,910           5,705,687           7,610,266          31,266,458
Contract owners' equity beginning of period .....    378,916,485         251,055,304          83,843,064          38,714,070
                                                     -----------         -----------          ----------          ----------
Contract owners' equity end of period ...........    487,052,395         256,760,991          91,453,330          69,980,528
                                                     ===========         ===========          ==========          ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY,CONTINUED

STATEMENTS OF OPERATIONS,CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)

                                                                ACVPInt                           ACVPValue
                                                    -------------------------------      -------------------------------
                                                         2000             1999             2000             1999
                                                    -------------      -----------       ----------       ----------
Investment activity:
  Reinvested dividends ..........................   $     599,493             --            675,725          591,931
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................      (1,735,302)        (962,253)        (231,930)        (199,110)
      BOA Vision ................................      (1,646,985)      (1,076,236)        (164,123)        (274,143)
      BOA Enterprise ............................          (2,731)          (1,082)            (452)            (564)
                                                    -------------      -----------       ----------       ----------
    Net investment activity .....................      (2,785,525)      (2,039,571)         279,220          118,114
                                                    -------------      -----------       ----------       ----------

  Proceeds from mutual fund shares sold .........     272,677,492      193,891,495       51,496,418       39,328,817
  Cost of mutual fund shares sold ...............    (176,993,812)    (189,829,255)     (62,048,025)     (42,275,018)
                                                    -------------      -----------       ----------       ----------
    Realized gain (loss) on investments .........      95,683,680        4,062,240      (10,551,607)      (2,946,201)
  Change in unrealized gain (loss) on investments    (136,055,877)      16,750,075        5,531,003        4,665,167
                                                    -------------      -----------       ----------       ----------
    Net gain (loss) on investments ..............     (40,372,197)      20,812,315       (5,020,604)       1,718,966
                                                    -------------      -----------       ----------       ----------
  Reinvested capital gains ......................       8,963,259             --          1,729,062        5,607,994
                                                    -------------      -----------       ----------       ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (34,194,463)      18,772,744       (3,012,322)       7,445,074
                                                    -------------      -----------       ----------       ----------
Equity transactions:
  Purchase payments received from
    contract owners .............................      14,708,889        9,105,639        2,131,362        2,901,332
  Transfers between funds .......................      74,653,521        2,219,442        2,452,592       18,884,051
  Redemptions ...................................     (42,799,667)     (15,677,181)      (5,019,602)      (3,454,811)
  Annuity benefits ..............................         (84,274)         (16,654)          (6,983)          (4,154)
  Annual contract maintenance charge (note 2) ...         (64,279)         (43,524)          (9,817)         (12,084)
  Contingent deferred sales charges (note 2) ....        (495,347)        (212,580)         (89,690)         (55,715)
  Adjustments to maintain reserves ..............          (5,445)          10,468           (7,458)           2,254
                                                    -------------      -----------       ----------       ----------
      Net equity transactions ...................      45,913,398       (4,614,390)        (549,596)      18,260,873
                                                    -------------      -----------       ----------       ----------
Net change in contract owners' equity ...........      11,718,935       14,158,354       (3,561,918)      25,705,947
Contract owners' equity beginning of period .....     444,496,938      291,977,777       58,294,950       68,785,191
                                                    -------------      -----------       ----------       ----------
Contract owners' equity end of period ...........   $ 456,215,873      306,136,131       54,733,032       94,491,138
                                                    =============      ===========       ==========       ==========



                                                               AVISGro                          AVISHiYld
                                                      ----------------------------   -------------------------------
                                                       2000             1999             2000             1999
                                                     ----------       ----------        ---------        ---------
Investment activity:
  Reinvested dividends ..........................         1,140           32,521           15,997          123,208
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................          --           (214,319)            --            (16,389)
      BOA Vision ................................      (287,955)            --            (12,688)            --
      BOA Enterprise ............................          --               --               --               --
                                                     ----------       ----------        ---------        ---------
    Net investment activity .....................      (286,815)        (181,798)           3,309          106,819
                                                     ----------       ----------        ---------        ---------

  Proceeds from mutual fund shares sold .........     4,045,159        4,481,051          464,022          500,551
  Cost of mutual fund shares sold ...............    (1,768,314)      (2,317,262)        (535,102)        (521,057)
                                                     ----------       ----------        ---------        ---------
    Realized gain (loss) on investments .........     2,276,845        2,163,789          (71,080)         (20,506)
  Change in unrealized gain (loss) on investments     3,753,663        4,971,008           56,360           (4,814)
                                                     ----------       ----------        ---------        ---------
    Net gain (loss) on investments ..............     6,030,508        7,134,797          (14,720)         (25,320)
                                                     ----------       ----------        ---------        ---------
  Reinvested capital gains ......................       279,311             --               --               --
                                                     ----------       ----------        ---------        ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     6,023,004        6,952,999          (11,411)          81,499
                                                     ----------       ----------        ---------        ---------
Equity transactions:
  Purchase payments received from
    contract owners .............................       271,244          249,677           21,343           27,276
  Transfers between funds .......................       222,668          267,046          (54,979)         (19,444)
  Redemptions ...................................    (3,118,817)      (3,360,979)        (128,024)        (292,124)
  Annuity benefits ..............................          (430)            (284)          (3,247)          (3,287)
  Annual contract maintenance charge (note 2) ...        (5,842)          (6,434)            (558)            (821)
  Contingent deferred sales charges (note 2) ....        (3,450)         (10,885)            (566)            (818)
  Adjustments to maintain reserves ..............         1,516              569             (113)             (83)
                                                     ----------       ----------        ---------        ---------
      Net equity transactions ...................    (2,633,111)      (2,861,290)        (166,144)        (289,301)
                                                     ----------       ----------        ---------        ---------
Net change in contract owners' equity ...........     3,389,893        4,091,709         (177,555)        (207,802)
Contract owners' equity beginning of period .....    41,586,375       31,133,189        2,140,325        2,626,505
                                                     ----------       ----------        ---------        ---------
Contract owners' equity end of period ...........    44,976,268       35,224,898        1,962,770        2,418,703
                                                     ==========       ==========        =========        =========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)

                                                                AVISGvt                       DrySRGro
                                                      -------------------------     ---------------------------
                                                          2000          1999            2000            1999
                                                      -----------     ---------     -----------     -----------
Investment activity:
  Reinvested dividends ............................   $    18,356       126,968          63,366            --
  Mortality, expense and administration
    charges (note 2):
      BOA .........................................          --         (28,030)     (1,301,978)     (1,071,515)
      BOA Vision ..................................       (21,856)         --        (1,453,669)       (966,459)
      BOA Enterprise ..............................          --            --            (4,951)         (1,871)
                                                      -----------     ---------     -----------     -----------
    Net investment activity .......................        (3,500)       98,938      (2,697,232)     (2,039,845)
                                                      -----------     ---------     -----------     -----------

  Proceeds from mutual fund shares sold ...........       623,895       504,249      34,920,669      57,634,136
  Cost of mutual fund shares sold .................      (649,217)     (521,334)    (26,314,459)    (44,997,330)
                                                      -----------     ---------     -----------     -----------
    Realized gain (loss) on investments ...........       (25,322)      (17,085)      8,606,210      12,636,806
  Change in unrealized gain (loss) on investments .       129,983      (161,279)      2,141,298      22,930,018
                                                      -----------     ---------     -----------     -----------
    Net gain (loss) on investments ................       104,661      (178,364)     10,747,508      35,566,824
                                                      -----------     ---------     -----------     -----------
  Reinvested capital gains ........................          --            --              --              --
                                                      -----------     ---------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       101,161       (79,426)      8,050,276      33,526,979
                                                      -----------     ---------     -----------     -----------
Equity transactions:
  Purchase payments received from
    contract owners ...............................        35,788        82,878      19,209,234      18,444,034
  Transfers between funds .........................      (133,431)      (56,511)     36,806,319      35,564,212
  Redemptions .....................................      (336,210)     (415,675)    (30,668,791)    (14,886,982)
  Annuity benefits ................................        (2,433)       (2,533)        (44,904)         (3,391)
  Annual contract maintenance charge (note 2) .....        (1,276)       (1,665)       (101,660)        (79,820)
  Contingent deferred sales charges (note 2) ......          (266)       (2,358)       (503,978)       (201,683)
  Adjustments to maintain reserves ................            85            (6)        191,333           1,724
                                                      -----------     ---------     -----------     -----------
      Net equity transactions .....................      (437,743)     (395,870)     24,887,553      38,838,094
                                                      -----------     ---------     -----------     -----------

Net change in contract owners' equity .............      (336,582)     (475,296)     32,937,829      72,365,073
Contract owners' equity beginning of period .......     3,528,760     4,480,028     393,191,060     265,379,214
                                                      -----------     ---------     -----------     -----------
Contract owners' equity end of period .............   $ 3,192,178     4,004,732     426,128,889     337,744,287
                                                      ===========     =========     ===========     ===========

                                                                     DryStkIx                   DryEuroEq
                                                        -------------------------------      ------------------
                                                              2000              1999          2000        1999
                                                        -------------     -------------      -------     ------
Investment activity:
  Reinvested dividends ............................         9,280,966        10,564,367          --        --
  Mortality, expense and administration
    charges (note 2):
      BOA .........................................        (7,537,349)       (5,525,756)         (514)     --
      BOA Vision ..................................        (5,862,489)       (7,153,018)         (526)     --
      BOA Enterprise ..............................           (15,075)          (12,535)          (18)     --
                                                        -------------     -------------       -------     -----
    Net investment activity .......................        (4,133,947)       (2,126,942)       (1,058)     --
                                                        -------------     -------------       -------     -----

  Proceeds from mutual fund shares sold ...........       309,514,492       246,701,792     7,213,815      --
  Cost of mutual fund shares sold .................      (210,488,659)     (158,053,527)   (7,196,753)     --
                                                        -------------     -------------       -------     -----
    Realized gain (loss) on investments ...........        99,025,833        88,648,265        17,062      --
  Change in unrealized gain (loss) on investments .      (126,813,087)      104,558,685        (4,072)     --
                                                        -------------     -------------       -------     -----
    Net gain (loss) on investments ................       (27,787,254)      193,206,950        12,990      --
                                                        -------------     -------------       -------     -----
  Reinvested capital gains ........................         2,210,838         8,315,567          --        --
                                                        -------------     -------------       -------     -----
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       (29,710,363)      199,395,575        11,932      --
                                                        -------------     -------------       -------     -----
Equity transactions:
  Purchase payments received from
    contract owners ...............................        65,282,725        88,810,790         9,584      --
  Transfers between funds .........................       (36,699,010)      111,626,321       813,355      --
  Redemptions .....................................      (158,559,763)      (86,530,953)          148      --
  Annuity benefits ................................          (307,760)         (164,315)         --        --
  Annual contract maintenance charge (note 2) .....          (365,116)         (333,878)           (4)     --
  Contingent deferred sales charges (note 2) ......        (2,385,263)       (1,325,777)         --        --
  Adjustments to maintain reserves ................          (235,081)           18,808          --        --
                                                        -------------     -------------       -------     -----
      Net equity transactions .....................      (133,269,268)      112,100,996       823,083      --
                                                        -------------     -------------       -------     -----

Net change in contract owners' equity .............      (162,979,631)      311,496,571       835,015      --
Contract owners' equity beginning of period .......     2,086,553,420     1,722,772,232          --        --
                                                        -------------     -------------       -------     -----
Contract owners' equity end of period .............     1,923,573,789     2,034,268,803       835,015      --
                                                        =============     =============       =======     ======


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)



                                                                DryAp                       DryGrInc
                                                    -----------------------------    --------------------------
                                                         2000            1999           2000           1999
                                                    -------------    ------------    -----------    -----------
Investment activity:
  Reinvested dividends ..........................   $       8,483          10,752        267,051        339,287
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................        (605,371)       (643,195)      (385,452)      (203,776)
      BOA Vision ................................        (572,282)       (668,534)      (252,541)      (324,224)
      BOA Enterprise ............................          (1,526)         (1,319)        (1,885)        (1,570)
                                                    -------------    ------------    -----------    -----------
    Net investment activity .....................      (1,170,696)     (1,302,296)      (372,827)      (190,283)
                                                    -------------    ------------    -----------    -----------

  Proceeds from mutual fund shares sold .........      75,723,583      37,600,675     10,580,759     10,076,485
  Cost of mutual fund shares sold ...............     (62,317,554)    (33,966,852)    (8,670,296)    (9,693,078)
                                                    -------------    ------------    -----------    -----------
    Realized gain (loss) on investments .........      13,406,029       3,633,823      1,910,463        383,407
  Change in unrealized gain (loss) on investments     (10,036,670)      9,721,852     (3,097,553)     7,529,142
                                                    -------------    ------------    -----------    -----------
    Net gain (loss) on investments ..............       3,369,359      13,355,675     (1,187,090)     7,912,549
                                                    -------------    ------------    -----------    -----------
  Reinvested capital gains ......................            --              --           22,955           --
                                                    -------------    ------------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       2,198,663      12,053,379     (1,536,962)     7,722,266
                                                    -------------    ------------    -----------    -----------

Equity transactions:
  Purchase payments received from
    contract owners .............................       6,794,184      12,303,541      4,565,039      5,727,218
  Transfers between funds .......................     (23,735,245)     33,873,192     13,049,993     (7,493,393)
  Redemptions ...................................     (18,928,623)    (12,314,741)    (4,939,451)    (3,966,232)
  Annuity benefits ..............................         (33,539)         (2,294)          (306)          (283)
  Annual contract maintenance charge (note 2) ...         (32,489)        (28,658)       (21,598)       (18,840)
  Contingent deferred sales charges (note 2) ....        (261,534)       (142,181)       (86,819)       (85,050)
  Adjustments to maintain reserves ..............        (158,895)          4,040          1,866            178
                                                    -------------    ------------    -----------    -----------
      Net equity transactions ...................     (36,356,141)     33,692,899     12,568,724     (5,836,402)
                                                    -------------    ------------    -----------    -----------

Net change in contract owners' equity ...........     (34,157,478)     45,746,278     11,031,762      1,885,864
Contract owners' equity beginning of period .....     201,392,760     167,200,842     87,553,377     80,471,309
                                                    -------------    ------------    -----------    -----------
Contract owners' equity end of period ...........   $ 167,235,282     212,947,120     98,585,139     82,357,173
                                                    =============    ============    ===========    ===========



                                                                 FidVIPEI                           FidVIPGr
                                                    --------------------------------    --------------------------------
                                                          2000              1999              2000              1999
                                                    --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ..........................       38,829,214        39,615,425         4,266,552         5,073,051
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (6,527,626)      (10,099,054)       (9,583,967)      (13,336,326)
      BOA Vision ................................       (7,666,687)       (8,069,370)      (16,391,745)       (7,153,251)
      BOA Enterprise ............................           (6,243)           (7,591)          (18,033)          (11,717)
                                                    --------------    --------------    --------------    --------------
    Net investment activity .....................       24,628,658        21,439,410       (21,727,193)      (15,428,243)
                                                    --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .........      424,931,753       306,411,842       425,480,641       350,791,984
  Cost of mutual fund shares sold ...............     (328,621,261)     (187,834,294)     (251,040,325)     (232,684,424)
                                                    --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .........       96,310,492       118,577,548       174,440,316       118,107,560
  Change in unrealized gain (loss) on investments     (356,261,105)       76,655,761      (409,586,355)      (38,669,597)
                                                    --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..............     (259,950,613)      195,233,309      (235,146,039)       79,437,963
                                                    --------------    --------------    --------------    --------------
  Reinvested capital gains ......................      146,286,807        87,570,939       424,521,957       318,968,052
                                                    --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (89,035,148)      304,243,658       167,648,725       382,977,772
                                                    --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
    contract owners .............................       43,627,533        73,175,952        95,922,842        97,040,068
  Transfers between funds .......................     (225,413,438)     (140,048,349)      116,213,625       241,185,441
  Redemptions ...................................     (191,129,623)     (143,976,169)     (346,546,083)     (188,033,525)
  Annuity benefits ..............................         (181,977)         (185,496)         (435,920)         (272,830)
  Annual contract maintenance charge (note 2) ...         (426,352)         (559,844)         (808,399)         (731,590)
  Contingent deferred sales charges (note 2) ....       (2,218,672)       (1,660,850)       (3,865,533)       (1,880,001)
  Adjustments to maintain reserves ..............          130,785          (157,701)          115,472           103,288
                                                    --------------    --------------    --------------    --------------
      Net equity transactions ...................     (375,611,744)     (213,412,457)     (139,403,996)      147,410,851
                                                    --------------    --------------    --------------    --------------

Net change in contract owners' equity ...........     (464,646,892)       90,831,201        28,244,729       530,388,623
Contract owners' equity beginning of period .....    2,432,567,707     2,718,198,740     3,853,864,375     2,774,103,603
                                                    --------------    --------------    --------------    --------------
Contract owners' equity end of period ...........    1,967,920,815     2,809,029,941     3,882,109,104     3,304,492,226
                                                    ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)


                                                              FidVIPHI                       FidVIPOv
                                                    -----------------------------    ----------------------------
                                                        2000            1999            2000            1999
                                                    -------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ..........................   $  38,902,379      69,916,879       9,681,807       8,607,336
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................      (2,036,203)     (2,328,860)     (1,340,536)     (2,647,999)
      BOA Vision ................................      (1,622,563)     (2,723,143)     (3,017,653)     (1,101,760)
      BOA Enterprise ............................          (1,909)         (2,179)         (1,021)           (304)
                                                    -------------    ------------    ------------    ------------
    Net investment activity .....................      35,241,704      64,862,697       5,322,597       4,857,273
                                                    -------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........     166,063,988     279,781,744     462,849,888     438,195,889
  Cost of mutual fund shares sold ...............    (179,135,726)   (314,489,226)   (410,908,038)   (430,655,378)
                                                    -------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........     (13,071,738)    (34,707,482)     51,941,850       7,540,511
  Change in unrealized gain (loss) on investments     (53,024,531)     21,019,693    (154,063,243)     16,711,526
                                                    -------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (66,096,269)    (13,687,789)   (102,121,393)     24,252,037
                                                    -------------    ------------    ------------    ------------
  Reinvested capital gains ......................               -       2,613,715      60,969,217      13,882,800
                                                    -------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (30,854,565)     53,788,623     (35,829,579)     42,992,110
                                                    -------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
    contract owners .............................      10,392,183      19,693,435      13,631,818      12,725,800
  Transfers between funds .......................     (39,465,177)    (66,617,513)     (5,789,255)     (5,504,157)
  Redemptions ...................................     (49,764,657)    (46,242,231)    (53,303,442)    (33,835,069)
  Annuity benefits ..............................         (35,912)        (35,062)        (78,695)        (72,706)
  Annual contract maintenance charge (note 2) ...         (85,352)       (116,092)       (137,222)       (144,148)
  Contingent deferred sales charges (note 2) ....        (607,904)       (594,658)       (474,579)       (343,719)
  Adjustments to maintain reserves ..............          32,508          27,149           5,288           3,192
                                                    -------------    ------------    ------------    ------------
      Net equity transactions ...................     (79,534,311)    (93,884,972)    (46,146,087)    (27,170,807)
                                                    -------------    ------------    ------------    ------------

Net change in contract owners' equity ...........    (110,388,876)    (40,096,349)    (81,975,666)     15,821,303
Contract owners' equity beginning of period .....     621,394,463     729,750,831     702,663,598     578,773,393
                                                    -------------    ------------    ------------    ------------
Contract owners' equity end of period ...........   $ 511,005,587     689,654,482     620,687,932     594,594,696
                                                    =============    ============    ============    ============


                                                                  FidVIPAM                          FidVIPCon
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ..........................         32,748,330        37,279,047         5,252,803         6,098,599
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................         (2,028,286)       (5,215,844)       (5,423,812)       (4,029,642)
      BOA Vision ................................         (4,520,806)       (2,207,137)       (4,584,990)       (4,906,306)
      BOA Enterprise ............................             (1,791)           (1,715)           (5,622)           (3,878)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .....................         26,197,447        29,854,351        (4,761,621)       (2,841,227)
                                                      --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .........        129,882,209        94,367,216       149,041,045       117,999,214
  Cost of mutual fund shares sold ...............       (118,137,751)      (77,934,816)      (91,937,081)      (69,404,448)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .........         11,744,458        16,432,400        57,103,964        48,594,766
  Change in unrealized gain (loss) on investments       (129,570,240)      (43,739,964)     (273,096,393)       40,498,343
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..............       (117,825,782)      (27,307,564)     (215,992,429)       89,093,109
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ......................         77,152,846        47,220,126       190,676,735        44,723,057
                                                      --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (14,475,489)       49,766,913       (30,077,315)      130,974,939
                                                      --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
    contract owners .............................         20,286,693        29,679,952        41,930,777        53,986,917
  Transfers between funds .......................        (45,846,614)      (34,689,864)        1,972,063        60,140,404
  Redemptions ...................................        (95,965,068)      (74,926,291)     (123,325,108)      (56,384,796)
  Annuity benefits ..............................           (103,851)         (114,798)          (79,218)          (51,867)
  Annual contract maintenance charge (note 2) ...           (252,278)         (300,063)         (260,053)         (242,795)
  Contingent deferred sales charges (note 2) ....           (847,147)         (699,172)       (1,870,917)         (843,083)
  Adjustments to maintain reserves ..............            (28,002)            3,984           (29,077)           20,872
                                                      --------------    --------------    --------------    --------------
      Net equity transactions ...................       (122,756,267)      (81,046,252)      (81,661,533)       56,625,652
                                                      --------------    --------------    --------------    --------------

Net change in contract owners' equity ...........       (137,231,756)      (31,279,339)     (111,738,848)      187,600,591
Contract owners' equity beginning of period .....      1,063,152,296     1,138,558,288     1,527,826,708     1,224,548,927
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period ...........        925,920,540     1,107,278,949     1,416,087,860     1,412,149,518
                                                      ==============    ==============    ==============    ==============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)

                                                             FidVIPGrOp                    JanCapApp             JanGlTech
                                                    -----------------------------    -------------------   -------------------
                                                         2000            1999           2000        1999       2000       1999
                                                    -------------    ------------    -----------    ----   -----------    ----
Investment activity:
  Reinvested dividends ..........................   $   2,124,444       1,703,363         14,597    --            --      --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................        (625,730)       (502,280)       (26,453)   --         (16,730)   --
      BOA Vision ................................        (431,885)       (711,815)       (13,467)   --         (16,258)   --
      BOA Enterprise ............................            (913)           (812)           (75)   --             (50)   --
                                                    -------------    ------------    -----------    ----   -----------    ----
    Net investment activity .....................       1,065,916         488,456        (25,398)   --         (33,038)   --
                                                    -------------    ------------    -----------    ----   -----------    ----

  Proceeds from mutual fund shares sold .........      75,973,789      31,255,780      8,845,658    --       5,236,453    --
  Cost of mutual fund shares sold ...............     (73,792,164)    (26,948,490)    (9,027,828)   --      (5,462,563)   --
                                                    -------------    ------------    -----------    ----   -----------    ----
    Realized gain (loss) on investments .........       2,181,625       4,307,290       (182,170)   --        (226,110)   --
  Change in unrealized gain (loss) on investments     (21,992,762)      2,876,763       (270,703)   --         667,210    --
                                                    -------------    ------------    -----------    ----   -----------    ----
    Net gain (loss) on investments ..............     (19,811,137)      7,184,053       (452,873)   --         441,100    --
                                                    -------------    ------------    -----------    ----   -----------    ----
  Reinvested capital gains ......................      10,773,968       3,184,549           --      --            --      --
                                                    -------------    ------------    -----------    ----   -----------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (7,971,253)     10,857,058       (478,271)   --         408,062    --
                                                    -------------    ------------    -----------    ----   -----------    ----

Equity transactions:
  Purchase payments received from
    contract owners .............................       7,237,891      13,967,012        701,023    --         594,370    --
  Transfers between funds .......................     (16,178,095)     22,663,816     35,065,848    --      29,821,594    --
  Redemptions ...................................     (15,679,005)     (7,891,022)      (913,389)   --      (1,445,050)   --
  Annuity benefits ..............................          (1,623)            (40)          --      --            --      --
  Annual contract maintenance charge (note 2) ...         (31,082)        (27,699)          (609)   --            (566)   --
  Contingent deferred sales charges (note 2) ....        (239,021)       (108,764)       (11,683)   --         (19,484)   --
  Adjustments to maintain reserves ..............         (14,018)            622        (70,228)   --         (95,097)   --
                                                    -------------    ------------    -----------    ----   -----------    ----
      Net equity transactions ...................     (24,904,953)     28,603,925     34,770,962    --      28,855,767    --
                                                    -------------    ------------    -----------    ----   -----------    ----

Net change in contract owners' equity ...........     (32,876,206)     39,460,983     34,292,691    --      29,263,829    --
Contract owners' equity beginning of period .....     183,537,138     158,829,125           --      --            --      --
                                                    -------------    ------------    -----------    ----   -----------    ----
Contract owners' equity end of period ...........   $ 150,660,932     198,290,108     34,292,691    --      29,263,829    --
                                                    =============    ============    ===========    ====   ===========    ====


                                                           JanIntGro
                                                     ------------------
                                                        2000        1999
                                                     -----------    ----
Investment activity:
  Reinvested dividends ..........................           --      --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................        (13,616)   --
      BOA Vision ................................        (13,964)   --
      BOA Enterprise ............................           (110)   --
                                                     -----------    ----
    Net investment activity .....................        (27,690)   --
                                                     -----------    ----

  Proceeds from mutual fund shares sold .........     14,129,318    --
  Cost of mutual fund shares sold ...............    (13,717,596)   --
                                                     -----------    ----
    Realized gain (loss) on investments .........        411,722    --
  Change in unrealized gain (loss) on investments        (77,717)   --
                                                     -----------    ----
    Net gain (loss) on investments ..............        334,005    --
                                                     -----------    ----
  Reinvested capital gains ......................           --      --
                                                     -----------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        306,315    --
                                                     -----------    ----

Equity transactions:
  Purchase payments received from
    contract owners .............................        412,525    --
  Transfers between funds .......................     21,332,787    --
  Redemptions ...................................     (1,530,787)   --
  Annuity benefits ..............................           --      --
  Annual contract maintenance charge (note 2) ...           (543)   --
  Contingent deferred sales charges (note 2) ....        (17,846)   --
  Adjustments to maintain reserves ..............        (31,157)   --
                                                     -----------    ----
      Net equity transactions ...................     20,164,979    --
                                                     -----------    ----

Net change in contract owners' equity ...........     20,471,294    --
Contract owners' equity beginning of period .....           --      --
                                                     -----------    ----
Contract owners' equity end of period ...........     20,471,294    --
                                                     ===========    ====

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)



                                                             MSEmMkt                        NSATCapAp
                                                    ---------------------------    ----------------------------
                                                        2000           1999            2000            1999
                                                    ------------    -----------    ------------    ------------
Investment activity:
  Reinvested dividends ..........................   $       --             --           741,998       1,862,260
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................        (37,368)       (32,325)     (1,354,806)     (2,390,158)
      BOA Vision ................................        (36,112)       (31,455)     (1,611,024)     (2,058,027)
      BOA Enterprise ............................            (78)            (6)        (16,027)        (17,451)
                                                    ------------    -----------    ------------    ------------
    Net investment activity .....................        (73,558)       (63,786)     (2,239,859)     (2,603,376)
                                                    ------------    -----------    ------------    ------------

  Proceeds from mutual fund shares sold .........     22,436,355     26,228,043     153,858,062     117,848,687
  Cost of mutual fund shares sold ...............    (22,409,619)   (26,038,987)   (137,885,109)    (78,307,505)
                                                    ------------    -----------    ------------    ------------
    Realized gain (loss) on investments .........         26,736        189,056      15,972,953      39,541,182
  Change in unrealized gain (loss) on investments        444,322        762,187     (21,515,964)     33,550,274
                                                    ------------    -----------    ------------    ------------
    Net gain (loss) on investments ..............        471,058        951,243      (5,543,011)     73,091,456
                                                    ------------    -----------    ------------    ------------
  Reinvested capital gains ......................           --             --              --              --
                                                    ------------    -----------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        397,500        887,457      (7,782,870)     70,488,080
                                                    ------------    -----------    ------------    ------------

Equity transactions:
  Purchase payments received from
    contract owners .............................        408,238        429,421      14,948,745      32,237,189
  Transfers between funds .......................       (277,000)    (1,344,897)   (108,048,613)    (63,379,305)
  Redemptions ...................................       (610,726)      (520,403)    (40,464,449)    (33,537,659)
  Annuity benefits ..............................           --             --           (69,752)        (14,635)
  Annual contract maintenance charge (note 2) ...         (1,869)        (1,703)       (124,821)       (144,421)
  Contingent deferred sales charges (note 2) ....         (8,510)        (8,325)       (607,993)       (469,398)
  Adjustments to maintain reserves ..............            186             54         (87,704)          7,012
                                                    ------------    -----------    ------------    ------------
      Net equity transactions ...................       (489,681)    (1,445,853)   (134,454,587)    (65,301,217)
                                                    ------------    -----------    ------------    ------------

Net change in contract owners'  equity ..........        (92,181)      (558,396)   (142,237,457)      5,186,863
Contract owners' equity beginning of period .....      9,536,723      8,731,806     561,997,538     698,327,731
                                                    ------------    -----------    ------------    ------------
Contract owners' equity end of period ...........   $  9,444,542      8,173,410     419,760,081     703,514,594
                                                    ============    ===========    ============    ============


                                                              NSATGvtBd                  NSATMidCap
                                                    ----------------------------    ------------------
                                                        2000            1999           2000       1999
                                                    ------------    ------------    ----------    ----
Investment activity:
  Reinvested dividends ..........................      9,313,829      11,189,173         2,076    --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (958,645)     (1,648,068)       (1,530)   --
      BOA Vision ................................     (1,213,497)     (1,200,500)       (1,046)   --
      BOA Enterprise ............................         (2,049)         (4,050)          (15)   --
                                                    ------------    ------------    ----------    ----
    Net investment activity .....................      7,139,638       8,336,555          (515)   --
                                                    ------------    ------------    ----------    ----

  Proceeds from mutual fund shares sold .........    103,779,892      69,669,932       201,210    --
  Cost of mutual fund shares sold ...............   (111,177,846)    (67,953,586)     (202,059)   --
                                                    ------------    ------------    ----------    ----
    Realized gain (loss) on investments .........     (7,397,954)      1,716,346          (849)   --
  Change in unrealized gain (loss) on investments     10,406,099     (22,283,958)      (27,325)   --
                                                    ------------    ------------    ----------    ----
    Net gain (loss) on investments ..............      3,008,145     (20,567,612)      (28,174)   --
                                                    ------------    ------------    ----------    ----
  Reinvested capital gains ......................           --              --            --      --
                                                    ------------    ------------    ----------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     10,147,783     (12,231,057)      (28,689)   --
                                                    ------------    ------------    ----------    ----

Equity transactions:
  Purchase payments received from
    contract owners .............................      7,099,655      25,796,170        51,259    --
  Transfers between funds .......................    (40,349,562)    (28,741,507)    2,044,471    --
  Redemptions ...................................    (34,434,134)    (29,852,228)      (19,353)   --
  Annuity benefits ..............................        (32,893)        (42,130)         --      --
  Annual contract maintenance charge (note 2) ...        (67,300)        (85,486)          (49)   --
  Contingent deferred sales charges (note 2) ....       (350,803)       (274,135)         (133)   --
  Adjustments to maintain reserves ..............        138,368          (7,727)         (925)   --
                                                    ------------    ------------    ----------    ----
      Net equity transactions ...................    (67,996,669)    (33,207,043)    2,075,270    --
                                                    ------------    ------------    ----------    ----

Net change in contract owners'  equity ..........    (57,848,886)    (45,438,100)    2,046,581    --
Contract owners' equity beginning of period .....    359,219,855     441,874,130          --      --
                                                    ------------    ------------    ----------    ----
Contract owners' equity end of period ...........    301,370,969     396,436,030     2,046,581    --
                                                    ============    ============    ==========    ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)


                                                                NSATMyMkt                     NSATMSecBd            NSATSmCapG
                                                    ---------------------------------    ------------------   ------------------
                                                          2000              1999            2000       1999         2000    1999
                                                    ---------------    --------------    ----------    ----   ----------    ----
Investment activity:
  Reinvested dividends ..........................   $    30,086,542        25,103,584        21,927    --           --      --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................        (3,354,783)       (3,910,962)         (862)   --         (1,679)   --
      BOA Vision ................................        (3,946,005)       (3,349,749)         (909)   --           (957)   --
      BOA Enterprise ............................            (8,141)           (7,238)           (2)   --           --      --
                                                    ---------------    --------------    ----------    ----   ----------    ----
    Net investment activity .....................        22,777,613        17,835,635        20,154    --         (2,636)   --
                                                    ---------------    --------------    ----------    ----   ----------    ----

  Proceeds from mutual fund shares sold .........     2,742,721,517     1,809,935,555     2,244,074    --      1,202,601    --
  Cost of mutual fund shares sold ...............    (2,742,721,517)   (1,809,935,556)   (2,222,882)   --     (1,267,117)   --
                                                    ---------------    --------------    ----------    ----   ----------    ----
    Realized gain (loss) on investments .........              --                  (1)       21,192    --        (64,516)   --
  Change in unrealized gain (loss) on investments              --                --          (1,335)   --        128,032    --
                                                    ---------------    --------------    ----------    ----   ----------    ----
    Net gain (loss) on investments ..............              --                  (1)       19,857    --         63,516    --
                                                    ---------------    --------------    ----------    ----   ----------    ----
  Reinvested capital gains ......................              --                --            --      --           --      --
                                                    ---------------    --------------    ----------    ----   ----------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        22,777,613        17,835,634        40,011    --         60,880    --
                                                    ---------------    --------------    ----------    ----   ----------    ----

Equity transactions:
  Purchase payments received from
    contract owners .............................        66,663,844        85,172,299          (135)   --         79,867    --
  Transfers between funds .......................      (220,467,601)      181,689,852     1,485,185    --      2,596,365    --
  Redemptions ...................................      (233,373,978)     (203,591,460)       (4,302)   --        (33,192)   --
  Annuity benefits ..............................           (14,948)          (12,916)         --      --           --      --
  Annual contract maintenance charge (note 2) ...          (183,204)         (192,420)           (9)   --            (35)   --
  Contingent deferred sales charges (note 2) ....        (2,973,494)       (2,896,906)          (21)   --           (371)   --
  Adjustments to maintain reserves ..............           (46,440)         (524,261)           15    --        (16,451)   --
                                                    ---------------    --------------    ----------    ----   ----------    ----
      Net equity transactions ...................      (390,395,821)       59,644,188     1,480,733    --      2,626,183    --
                                                    ---------------    --------------    ----------    ----   ----------    ----

Net change in contract owners' equity ...........      (367,618,208)       77,479,822     1,520,744    --      2,687,063    --
Contract owners' equity beginning of period .....     1,299,061,462       971,315,955          --      --           --      --
                                                    ---------------    --------------    ----------    ----   ----------    ----
Contract owners' equity end of period ...........   $   931,443,254     1,048,795,777     1,520,744    --      2,687,063    --
                                                    ===============    ==============    ==========    ====   ==========    ====



                                                           NSATSmCapV
                                                    --------------------------
                                                        2000           1999
                                                    -----------    -----------
Investment activity:
  Reinvested dividends ..........................          --             --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................      (203,252)       (74,401)
      BOA Vision ................................      (199,431)       (61,887)
      BOA Enterprise ............................          (567)          (227)
                                                    -----------    -----------
    Net investment activity .....................      (403,250)      (136,515)
                                                    -----------    -----------

  Proceeds from mutual fund shares sold .........    50,016,546     54,359,039
  Cost of mutual fund shares sold ...............   (50,353,905)   (50,983,250)
                                                    -----------    -----------
    Realized gain (loss) on investments .........      (337,359)     3,375,789
  Change in unrealized gain (loss) on investments     5,085,191      2,704,788
                                                    -----------    -----------
    Net gain (loss) on investments ..............     4,747,832      6,080,577
                                                    -----------    -----------
  Reinvested capital gains ......................          --          573,405
                                                    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     4,344,582      6,517,467
                                                    -----------    -----------
Equity transactions:
  Purchase payments received from
    contract owners .............................     2,239,325        785,438
  Transfers between funds .......................    13,639,976     28,006,868
  Redemptions ...................................    (4,516,502)    (1,112,890)
  Annuity benefits ..............................        (1,932)          --
  Annual contract maintenance charge (note 2) ...        (8,000)        (2,507)
  Contingent deferred sales charges (note 2) ....       (56,263)       (16,786)
  Adjustments to maintain reserves ..............       (43,921)           313
                                                    -----------    -----------
      Net equity transactions ...................    11,252,683     27,660,436
                                                    -----------    -----------

Net change in contract owners' equity ...........    15,597,265     34,177,903
Contract owners' equity beginning of period .....    51,722,822     13,630,519
                                                    -----------    -----------
Contract owners' equity end of period ...........    67,320,087     47,808,422
                                                    ===========    ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)


                                                                NSATSmCo                   NSATStrGro
                                                      -----------------------------    ------------------
                                                           2000            1999          2000        1999
                                                      -------------    ------------    ----------    ----
Investment activity:
  Reinvested dividends ............................   $      97,333            --            --      --
  Mortality, expense and administration
    charges (note 2):
      BOA .........................................      (1,381,992)       (728,783)       (8,371)   --
      BOA Vision ..................................      (1,172,292)       (905,710)       (3,758)   --
      BOA Enterprise ..............................          (7,087)         (3,388)          (28)   --
                                                      -------------    ------------    ----------    ----
    Net investment activity .......................      (2,464,038)     (1,637,881)      (12,157)   --
                                                      -------------    ------------    ----------    ----

  Proceeds from mutual fund shares sold ...........     149,643,867     140,035,545     1,094,411    --
  Cost of mutual fund shares sold .................     (94,942,685)   (147,128,945)   (1,086,765)   --
                                                      -------------    ------------    ----------    ----
    Realized gain (loss) on investments ...........      54,701,182      (7,093,400)        7,646    --
  Change in unrealized gain (loss) on investments .     (31,527,774)     22,245,869       500,406    --
                                                      -------------    ------------    ----------    ----
    Net gain (loss) on investments ................      23,173,408      15,152,469       508,052    --
                                                      -------------    ------------    ----------    ----
  Reinvested capital gains ........................            --              --            --      --
                                                      -------------    ------------    ----------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      20,709,370      13,514,588       495,895    --
                                                      -------------    ------------    ----------    ----
Equity transactions:
  Purchase payments received from
    contract owners ...............................      10,785,675       9,574,468        38,948    --
  Transfers between funds .........................      54,019,373     (46,291,578)    8,735,781    --
  Redemptions .....................................     (31,995,104)    (12,400,824)     (776,393)   --
  Annuity benefits ................................         (43,175)        (13,433)         --      --
  Annual contract maintenance charge (note 2) .....         (66,971)        (53,127)         (213)   --
  Contingent deferred sales charges (note 2) ......        (436,880)       (185,520)      (12,474)   --
  Adjustments to maintain reserves ................          20,884          (5,219)       (2,473)   --
                                                      -------------    ------------    ----------    ----
      Net equity transactions .....................      32,283,802     (49,375,233)    7,983,176    --
                                                      -------------    ------------    ----------    ----

Net change in contract owners' equity .............      52,993,172     (35,860,645)    8,479,071    --
Contract owners' equity beginning of period .......     322,560,567     281,418,074          --      --
                                                      -------------    ------------    ----------    ----
Contract owners' equity end of period .............   $ 375,553,739     245,557,429     8,479,071    --
                                                      =============    ============    ==========    ====



                                                                NSATTotRe                          NBAMTGro
                                                      --------------------------------    ----------------------------
                                                            2000             1999            2000            1999
                                                      --------------    --------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................        2,763,740         4,852,023            --              --
  Mortality, expense and administration
    charges (note 2):
      BOA .........................................       (3,110,533)       (4,696,052)     (1,475,993)     (2,080,416)
      BOA Vision ..................................       (3,909,036)       (3,619,090)     (3,358,903)       (713,865)
      BOA Enterprise ..............................          (26,598)          (28,088)         (3,791)         (1,321)
                                                      --------------    --------------    ------------    ------------
    Net investment activity .......................       (4,282,427)       (3,491,207)     (4,838,687)     (2,795,602)
                                                      --------------    --------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      202,162,812       119,901,944     220,254,205     160,735,413
  Cost of mutual fund shares sold .................     (127,815,218)      (64,023,117)   (138,362,613)   (179,838,075)
                                                      --------------    --------------    ------------    ------------
    Realized gain (loss) on investments ...........       74,347,594        55,878,827      81,891,592     (19,102,662)
  Change in unrealized gain (loss) on investments .      (48,067,431)       66,876,780     (60,704,310)      4,904,592
                                                      --------------    --------------    ------------    ------------
    Net gain (loss) on investments ................       26,280,163       122,755,607      21,187,282     (14,198,070)
                                                      --------------    --------------    ------------    ------------
  Reinvested capital gains ........................             --             565,910      58,133,678      23,683,476
                                                      --------------    --------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       21,997,736       119,830,310      74,482,273       6,689,804
                                                      --------------    --------------    ------------    ------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................       26,247,553        47,187,871      14,454,702       9,718,976
  Transfers between funds .........................      (99,368,001)      (44,877,569)    196,001,381     (60,488,788)
  Redemptions .....................................      (88,527,708)      (59,307,507)    (65,078,584)    (28,060,950)
  Annuity benefits ................................         (145,940)         (127,900)        (70,782)        (48,771)
  Annual contract maintenance charge (note 2) .....         (277,054)         (315,656)       (150,658)       (124,733)
  Contingent deferred sales charges (note 2) ......       (1,240,758)         (782,293)       (523,860)       (255,901)
  Adjustments to maintain reserves ................         (134,600)           15,176          58,922              51
                                                      --------------    --------------    ------------    ------------
      Net equity transactions .....................     (163,446,508)      (58,207,878)    144,691,121     (79,260,116)
                                                      --------------    --------------    ------------    ------------

Net change in contract owners' equity .............     (141,448,772)       61,622,432     219,173,394     (72,570,312)
Contract owners' equity beginning of period .......    1,163,975,494     1,231,708,938     590,827,594     484,441,048
                                                      --------------    --------------    ------------    ------------
Contract owners' equity end of period .............    1,022,526,722     1,293,331,370     810,000,988     411,870,736
                                                      ==============    ==============    ============    ============



                                                                     (Continued)
                                     15

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)


                                                            NBAMTGuard                     NBAMTLMat
                                                    ---------------------------    ---------------------------
                                                        2000           1999            2000            1999
                                                    ------------    -----------    ------------    ------------
Investment activity:
  Reinvested dividends ..........................   $    236,166        165,509       8,603,739       9,460,320
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (148,661)      (150,721)       (355,232)       (653,426)
      BOA Vision ................................       (130,748)      (203,775)       (491,084)       (457,330)
      BOA Enterprise ............................           (294)          (538)           (251)           (432)
                                                    ------------    -----------    ------------    ------------
    Net investment activity .....................        (43,537)      (189,525)      7,757,172       8,349,132
                                                    ------------    -----------    ------------    ------------

  Proceeds from mutual fund shares sold .........     29,320,020      8,953,790      27,487,169      26,481,089
  Cost of mutual fund shares sold ...............    (27,238,493)    (8,935,283)    (29,821,829)    (27,747,217)
                                                    ------------    -----------    ------------    ------------
    Realized gain (loss) on investments .........      2,081,527         18,507      (2,334,660)     (1,266,128)
  Change in unrealized gain (loss) on investments     (1,463,639)     8,160,327      (3,973,380)     (7,625,457)
                                                    ------------    -----------    ------------    ------------
    Net gain (loss) on investments ..............        617,888      8,178,834      (6,308,040)     (8,891,585)
                                                    ------------    -----------    ------------    ------------
  Reinvested capital gains ......................           --             --              --              --
                                                    ------------    -----------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        574,351      7,989,309       1,449,132        (542,453)
                                                    ------------    -----------    ------------    ------------

Equity transactions:
  Purchase payments received from
    contract owners .............................      1,525,895      3,433,741       2,148,175       5,425,255
  Transfers between funds .......................     (8,258,594)    22,060,365     (11,480,923)    (15,768,567)
  Redemptions ...................................     (3,312,267)    (4,502,438)    (15,441,391)    (11,751,298)
  Annuity benefits ..............................           --             --           (30,403)        (35,307)
  Annual contract maintenance charge (note 2) ...         (7,562)        (7,669)        (22,223)        (29,664)
  Contingent deferred sales charges (note 2) ....        (49,972)       (58,520)       (113,524)       (106,558)
  Adjustments to maintain reserves ..............            955            670           2,101          (5,658)
                                                    ------------    -----------    ------------    ------------
      Net equity transactions ...................    (10,101,545)    20,926,149     (24,938,188)    (22,271,797)
                                                    ------------    -----------    ------------    ------------

Net change in contract owners' equity ...........     (9,527,194)    28,915,458     (23,489,056)    (22,814,250)
Contract owners' equity beginning of period .....     47,738,194     37,860,012     140,433,092     178,684,975
                                                    ------------    -----------    ------------    ------------
Contract owners' equity end of period ...........   $ 38,211,000     66,775,470     116,944,036     155,870,725
                                                    ============    ===========    ============    ============


                                                              NBAMTPart                    OppAggGro
                                                     ----------------------------    -------------------
                                                         2000            1999           2000        1999
                                                     ------------    ------------    -----------    ----
Investment activity:
  Reinvested dividends ..........................       3,642,418       7,337,748           --      --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................      (1,822,689)     (1,772,050)        (9,991)   --
      BOA Vision ................................      (1,277,039)     (2,435,162)       (10,195)   --
      BOA Enterprise ............................          (3,228)         (3,901)           (32)   --
                                                     ------------    ------------    -----------    ----
    Net investment activity .....................         539,462       3,126,635        (20,218)   --
                                                     ------------    ------------    -----------    ----

  Proceeds from mutual fund shares sold .........     124,400,652     163,207,305      5,248,363    --
  Cost of mutual fund shares sold ...............    (150,557,851)   (143,715,540)    (4,830,336)   --
                                                     ------------    ------------    -----------    ----
    Realized gain (loss) on investments .........     (26,157,199)     19,491,765        418,027    --
  Change in unrealized gain (loss) on investments     (59,574,701)     36,172,211      1,359,532    --
                                                     ------------    ------------    -----------    ----
    Net gain (loss) on investments ..............     (85,731,900)     55,663,976      1,777,559    --
                                                     ------------    ------------    -----------    ----
  Reinvested capital gains ......................      77,462,093      12,761,301           --      --
                                                     ------------    ------------    -----------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (7,730,345)     71,551,912      1,757,341    --
                                                     ------------    ------------    -----------    ----

Equity transactions:
  Purchase payments received from
    contract owners .............................      11,335,160      20,294,009        530,944    --
  Transfers between funds .......................     (67,432,557)   (111,373,575)    23,896,978    --
  Redemptions ...................................     (34,071,515)    (27,063,676)      (463,624)   --
  Annuity benefits ..............................         (18,353)        (13,475)          --      --
  Annual contract maintenance charge (note 2) ...         (87,602)       (122,587)          (389)   --
  Contingent deferred sales charges (note 2) ....        (542,388)       (403,470)        (7,235)   --
  Adjustments to maintain reserves ..............          15,547            (838)      (388,063)   --
                                                     ------------    ------------    -----------    ----
      Net equity transactions ...................     (90,801,708)   (118,683,612)    23,568,611    --
                                                     ------------    ------------    -----------    ----

Net change in contract owners' equity ...........     (98,532,053)    (47,131,700)    25,325,952    --
Contract owners' equity beginning of period .....     520,826,478     665,008,012           --      --
                                                     ------------    ------------    -----------    ----
Contract owners' equity end of period ...........     422,294,425     617,876,312     25,325,952    --
                                                     ============    ============    ===========    ====


NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)


                                                              OppBdFd                         OppGlSec
                                                    -----------------------------    ----------------------------
                                                        2000            1999            2000            1999
                                                    -------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ..........................   $  21,310,736      15,414,869       2,311,484       6,228,265
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................      (1,011,222)     (1,005,445)     (3,088,826)     (1,780,015)
      BOA Vision ................................        (794,247)     (1,222,849)     (3,014,536)     (1,876,325)
      BOA Enterprise ............................          (1,237)         (2,036)         (2,509)           (856)
                                                    -------------    ------------    ------------    ------------
    Net investment activity .....................      19,504,030      13,184,539      (3,794,387)      2,571,069
                                                    -------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........      41,932,700      37,034,630     123,571,963      90,318,858
  Cost of mutual fund shares sold ...............     (43,890,687)    (36,607,143)    (71,627,782)    (62,592,628)
                                                    -------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      (1,957,987)        427,487      51,944,181      27,726,230
  Change in unrealized gain (loss) on investments     (14,438,210)    (22,803,852)    (96,293,920)     19,056,359
                                                    -------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (16,396,197)    (22,376,365)    (44,349,739)     46,782,589
                                                    -------------    ------------    ------------    ------------
  Reinvested capital gains ......................            --         1,480,371     129,198,733      17,453,216
                                                    -------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       3,107,833      (7,711,455)     81,054,607      66,806,874
                                                    -------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
    contract owners .............................       6,332,579      13,590,018      20,481,302      15,396,326
  Transfers between funds .......................     (21,302,925)     (9,180,722)     66,736,600     (21,136,977)
  Redemptions ...................................     (23,413,543)    (18,633,460)    (75,609,968)    (25,301,098)
  Annuity benefits ..............................         (31,554)        (46,798)        (65,501)        (22,916)
  Annual contract maintenance charge (note 2) ...         (41,843)        (51,953)       (139,298)       (103,880)
  Contingent deferred sales charges (note 2) ....        (294,039)       (242,562)       (867,011)       (352,947)
  Adjustments to maintain reserves ..............           2,990            (865)         (8,685)         37,050
                                                    -------------    ------------    ------------    ------------
      Net equity transactions ...................     (38,748,335)    (14,566,342)     10,527,439     (31,484,442)
                                                    -------------    ------------    ------------    ------------

Net change in contract owners' equity ...........     (35,640,502)    (22,277,797)     91,582,046      35,322,432
Contract owners' equity beginning of period .....     288,448,288     338,486,831     813,704,548     542,142,739
                                                    -------------    ------------    ------------    ------------
Contract owners' equity end of period ...........   $ 252,807,786     316,209,034     905,286,594     577,465,171
                                                    =============    ============    ============    ============

                                                             OppCapAp                     OppGroInc
                                                    ----------------------------    ------------------
                                                       2000            1999            2000       1999
                                                    ------------    ------------    ----------    ----
Investment activity:
  Reinvested dividends ..........................        353,922         374,223          --      --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................     (1,031,529)       (397,379)       (2,795)   --
      BOA Vision ................................       (985,184)       (325,811)       (1,612)   --
      BOA Enterprise ............................         (3,197)           (833)          (12)   --
                                                    ------------    ------------    ----------    ----
    Net investment activity .....................     (1,665,988)       (349,800)       (4,419)   --
                                                    ------------    ------------    ----------    ----

  Proceeds from mutual fund shares sold .........     41,391,571      12,835,213     1,892,134    --
  Cost of mutual fund shares sold ...............    (30,981,653)    (11,436,143)   (1,934,947)   --
                                                    ------------    ------------    ----------    ----
    Realized gain (loss) on investments .........     10,409,918       1,399,070       (42,813)   --
  Change in unrealized gain (loss) on investments     (3,978,880)      9,949,243       (13,106)   --
                                                    ------------    ------------    ----------    ----
    Net gain (loss) on investments ..............      6,431,038      11,348,313       (55,919)   --
                                                    ------------    ------------    ----------    ----
  Reinvested capital gains ......................     18,886,990       4,110,735          --      --
                                                    ------------    ------------    ----------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     23,652,040      15,109,248       (60,338)   --
                                                    ------------    ------------    ----------    ----

Equity transactions:
  Purchase payments received from
    contract owners .............................     16,503,307       8,807,987        57,280    --
  Transfers between funds .......................    134,864,637      67,029,236     4,088,926    --
  Redemptions ...................................    (35,637,301)     (7,892,931)     (258,678)   --
  Annuity benefits ..............................         (7,764)         (4,506)         --      --
  Annual contract maintenance charge (note 2) ...        (54,823)        (24,809)          (89)   --
  Contingent deferred sales charges (note 2) ....       (531,286)        (83,804)       (2,175)   --
  Adjustments to maintain reserves ..............         37,967          (1,608)      (15,994)   --
                                                    ------------    ------------    ----------    ----
      Net equity transactions ...................    115,174,737      67,829,565     3,869,270    --
                                                    ------------    ------------    ----------    ----

Net change in contract owners' equity ...........    138,826,777      82,938,813     3,808,932    --
Contract owners' equity beginning of period .....    208,753,472      63,555,624          --      --
                                                    ------------    ------------    ----------    ----
Contract owners' equity end of period ...........    347,580,249     146,494,437     3,808,932    --
                                                    ============    ============    ==========    ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)


                                                                OppMult                         StOpp2
                                                    -----------------------------    ----------------------------
                                                         2000            1999            2000            1999
                                                    -------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ..........................   $  13,317,855      10,981,914            --              --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................        (973,617)     (1,120,044)     (2,293,880)     (3,406,897)
      BOA Vision ................................      (1,003,006)     (1,038,263)     (3,905,225)     (1,930,702)
      BOA Enterprise ............................          (1,433)         (1,526)         (3,748)         (2,697)
                                                    -------------    ------------    ------------    ------------
    Net investment activity .....................      11,339,799       8,822,081      (6,202,853)     (5,340,296)
                                                    -------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........      35,066,329      42,151,571      95,472,211     135,864,498
  Cost of mutual fund shares sold ...............     (28,116,559)    (34,463,695)    (64,177,753)   (105,908,928)
                                                    -------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........       6,949,770       7,687,876      31,294,458      29,955,570
  Change in unrealized gain (loss) on investments     (20,874,814)     (8,574,969)      5,529,403      28,042,158
                                                    -------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (13,925,044)       (887,093)     36,823,861      57,997,728
                                                    -------------    ------------    ------------    ------------
  Reinvested capital gains ......................      19,342,890      15,885,380            --        85,940,550
                                                    -------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      16,757,645      23,820,368      30,621,008     138,597,982
                                                    -------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
    contract owners .............................       6,297,934       8,608,673      19,193,400      19,130,921
  Transfers between funds .......................      (6,266,142)    (29,388,163)      7,296,178     (53,470,047)
  Redemptions ...................................     (23,823,856)    (17,905,934)    (77,270,619)    (42,924,449)
  Annuity benefits ..............................         (38,251)        (27,135)        (52,778)        (31,553)
  Annual contract maintenance charge (note 2) ...         (60,615)        (69,697)       (178,490)       (182,804)
  Contingent deferred sales charges (note 2) ....        (274,028)       (202,428)       (829,907)       (493,291)
  Adjustments to maintain reserves ..............           6,595           2,718          54,855          53,446
                                                    -------------    ------------    ------------    ------------
      Net equity transactions ...................     (24,158,363)    (38,981,966)    (51,787,361)    (77,917,777)
                                                    -------------    ------------    ------------    ------------

Net change in contract owners' equity ...........      (7,400,718)    (15,161,598)    (21,166,353)     60,680,205
Contract owners' equity beginning of period .....     299,629,072     332,525,906     920,864,039     786,368,057
                                                    -------------    ------------    ------------    ------------
Contract owners' equity end of period ...........   $ 292,228,354     317,364,308     899,697,686     847,048,262
                                                    =============    ============    ============    ============


                                                               StDisc2                       StIntStk2
                                                    ----------------------------    ---------------------------
                                                        2000            1999            2000           1999
                                                    ------------    ------------    ------------    -----------
Investment activity:
  Reinvested dividends ..........................           --              --              --          138,546
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (370,179)       (611,285)       (342,809)      (103,970)
      BOA Vision ................................       (553,084)       (388,469)       (348,108)      (138,460)
      BOA Enterprise ............................           (246)           (182)           (640)          (151)
                                                    ------------    ------------    ------------    -----------
    Net investment activity .....................       (923,509)       (999,936)       (691,557)      (104,035)
                                                    ------------    ------------    ------------    -----------

  Proceeds from mutual fund shares sold .........     31,610,730      50,743,895     377,153,913     47,745,347
  Cost of mutual fund shares sold ...............    (31,512,668)    (48,639,945)   (361,401,882)   (48,520,139)
                                                    ------------    ------------    ------------    -----------
    Realized gain (loss) on investments .........         98,062       2,103,950      15,752,031       (774,792)
  Change in unrealized gain (loss) on investments     15,877,707     (32,691,129)    (22,364,047)     4,759,409
                                                    ------------    ------------    ------------    -----------
    Net gain (loss) on investments ..............     15,975,769     (30,587,179)     (6,612,016)     3,984,617
                                                    ------------    ------------    ------------    -----------
  Reinvested capital gains ......................           --        20,481,549            --             --
                                                    ------------    ------------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     15,052,260     (11,105,566)     (7,303,573)     3,880,582
                                                    ------------    ------------    ------------    -----------

Equity transactions:
  Purchase payments received from
    contract owners .............................      2,234,061       4,475,650       2,442,594      1,256,708
  Transfers between funds .......................     (3,677,518)    (23,567,558)      3,842,683     (1,603,998)
  Redemptions ...................................    (10,872,795)     (8,400,824)     (9,462,648)    (2,076,278)
  Annuity benefits ..............................         (6,924)         (5,976)         (4,913)        (2,151)
  Annual contract maintenance charge (note 2) ...        (34,067)        (41,321)        (15,894)        (7,526)
  Contingent deferred sales charges (note 2) ....       (117,303)       (124,100)       (114,985)       (32,809)
  Adjustments to maintain reserves ..............          3,976             147           6,074            451
                                                    ------------    ------------    ------------    -----------
      Net equity transactions ...................    (12,470,570)    (27,663,982)     (3,307,089)    (2,465,603)
                                                    ------------    ------------    ------------    -----------

Net change in contract owners' equity ...........      2,581,690     (38,769,548)    (10,610,662)     1,414,979
Contract owners' equity beginning of period .....    134,982,097     174,894,389     100,212,169     37,277,231
                                                    ------------    ------------    ------------    -----------
Contract owners' equity end of period ...........    137,563,787     136,124,841      89,601,507     38,692,210
                                                    ============    ============    ============    ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN

CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                            VEWrldBd                        VEWrldEMkt
                                                    ---------------------------    ----------------------------
                                                        2000           1999            2000            1999
                                                    ------------    -----------    ------------    ------------
Investment activity:
  Reinvested dividends ..........................   $  3,243,259      3,808,176            --              --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (197,778)      (340,763)       (407,633)       (197,909)
      BOA Vision ................................       (223,122)      (250,624)       (520,353)       (173,485)
      BOA Enterprise ............................             (8)          (116)         (1,089)           (562)
                                                    ------------    -----------    ------------    ------------
    Net investment activity .....................      2,822,351      3,216,673        (929,075)       (371,956)
                                                    ------------    -----------    ------------    ------------

  Proceeds from mutual fund shares sold .........     40,201,236     39,631,979     208,047,599      74,941,359
  Cost of mutual fund shares sold ...............    (46,310,621)   (38,412,771)   (181,022,584)    (60,225,112)
                                                    ------------    -----------    ------------    ------------
    Realized gain (loss) on investments .........     (6,109,385)     1,219,208      27,025,015      14,716,247
  Change in unrealized gain (loss) on investments      2,375,606    (13,351,943)    (44,112,587)      8,049,873
                                                    ------------    -----------    ------------    ------------
    Net gain (loss) on investments ..............     (3,733,779)   (12,132,735)    (17,087,572)     22,766,120
                                                    ------------    -----------    ------------    ------------
  Reinvested capital gains ......................           --        1,701,526            --              --
                                                    ------------    -----------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (911,428)    (7,214,536)    (18,016,647)     22,394,164
                                                    ------------    -----------    ------------    ------------

Equity transactions:
  Purchase payments received from
    contract owners .............................      1,030,739      2,275,770       4,017,492       2,113,307
  Transfers between funds .......................        684,981     (8,903,821)    (27,019,784)     52,252,887
  Redemptions ...................................     (5,298,599)    (6,883,134)    (13,452,872)     (4,739,094)
  Annuity benefits ..............................         (9,337)       (11,642)         (7,469)           (734)
  Annual contract maintenance charge (note 2) ...        (12,010)       (18,526)        (24,939)        (11,977)
  Contingent deferred sales charges (note 2) ....        (53,155)       (79,050)       (157,934)        (46,085)
  Adjustments to maintain reserves ..............         (5,563)        (1,874)          3,859          45,902
                                                    ------------    -----------    ------------    ------------
      Net equity transactions ...................     (3,662,944)   (13,622,277)    (36,641,647)     49,614,206
                                                    ------------    -----------    ------------    ------------

Net change in contract owners' equity ...........     (4,574,372)   (20,836,813)    (54,658,294)     72,008,370
Contract owners' equity beginning of period .....     66,888,573     99,446,008     152,225,564      35,036,893
                                                    ------------    -----------    ------------    ------------
Contract owners' equity end of period ...........   $ 62,314,201     78,609,195      97,567,270     107,045,263
                                                    ============    ===========    ============    ============






                                                              VEWrldHAs                      MSRESec
                                                     --------------------------    ----------------------------
                                                        2000           1999            2000            1999
                                                     -----------    -----------    ------------    ------------
Investment activity:
  Reinvested dividends ..........................        725,801        987,982       4,389,043       8,729,269
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (147,296)      (299,495)       (375,643)       (429,478)
      BOA Vision ................................       (244,318)      (169,755)       (311,070)       (509,583)
      BOA Enterprise ............................           (436)          (384)           (846)           (957)
                                                     -----------    -----------    ------------    ------------
    Net investment activity .....................        333,751        518,348       3,701,484       7,789,251
                                                     -----------    -----------    ------------    ------------

  Proceeds from mutual fund shares sold .........     48,279,793     76,026,743      35,084,217      55,028,999
  Cost of mutual fund shares sold ...............    (47,702,530)   (81,003,083)    (43,978,040)    (62,729,612)
                                                     -----------    -----------    ------------    ------------
    Realized gain (loss) on investments .........        577,263     (4,976,340)     (8,893,823)     (7,700,613)
  Change in unrealized gain (loss) on investments         61,623     15,354,058      17,801,367       9,189,183
                                                     -----------    -----------    ------------    ------------
    Net gain (loss) on investments ..............        638,886     10,377,718       8,907,544       1,488,570
                                                     -----------    -----------    ------------    ------------
  Reinvested capital gains ......................           --             --              --              --
                                                     -----------    -----------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        972,637     10,896,066      12,609,028       9,277,821
                                                     -----------    -----------    ------------    ------------

Equity transactions:
  Purchase payments received from
    contract owners .............................      1,191,556      1,707,742       2,072,011       3,640,188
  Transfers between funds .......................     (1,583,257)     4,882,677       5,204,825     (29,139,471)
  Redemptions ...................................     (5,425,472)    (5,572,635)     (7,275,087)     (8,534,716)
  Annuity benefits ..............................         (2,810)        (1,521)         (3,190)         (2,929)
  Annual contract maintenance charge (note 2) ...        (16,148)       (20,979)        (18,079)        (26,618)
  Contingent deferred sales charges (note 2) ....        (60,456)       (71,579)        (94,825)       (123,252)
  Adjustments to maintain reserves ..............        (10,585)         3,754          (4,454)         (3,023)
                                                     -----------    -----------    ------------    ------------
      Net equity transactions ...................     (5,907,172)       927,459        (118,799)    (34,189,821)
                                                     -----------    -----------    ------------    ------------

Net change in contract owners' equity ...........     (4,934,535)    11,823,525      12,490,229     (24,912,000)
Contract owners' equity beginning of period .....     63,199,514     63,818,047     100,969,182     159,566,073
                                                     -----------    -----------    ------------    ------------
Contract owners' equity end of period ...........     58,264,979     75,641,572     113,459,411     134,654,073
                                                     ===========    ===========    ============    ============





                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS,CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)




                                                                WPIntEq                     WPGPVenCp
                                                    -----------------------------    --------------------------
                                                         2000            1999           2000           1999
                                                    -------------    ------------    -----------    -----------
Investment activity:
  Reinvested dividends ..........................   $        --              --             --             --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................      (1,013,491)       (589,525)      (193,310)       (70,868)
      BOA Vision ................................        (745,197)       (815,651)      (215,197)       (79,826)
      BOA Enterprise ............................            (555)           (299)          (317)          (157)
                                                    -------------    ------------    -----------    -----------
    Net investment activity .....................      (1,759,243)     (1,405,475)      (408,824)      (150,851)
                                                    -------------    ------------    -----------    -----------

  Proceeds from mutual fund shares sold .........      96,400,138      79,903,842     63,643,266     20,740,495
  Cost of mutual fund shares sold ...............     (65,715,537)    (87,305,761)   (48,554,763)   (20,107,157)
                                                    -------------    ------------    -----------    -----------
    Realized gain (loss) on investments .........      30,684,601      (7,401,919)    15,088,503        633,338
  Change in unrealized gain (loss) on investments     (53,156,148)     20,941,836    (13,858,668)     1,630,224
                                                    -------------    ------------    -----------    -----------
    Net gain (loss) on investments ..............     (22,471,547)     13,539,917      1,229,835      2,263,562
                                                    -------------    ------------    -----------    -----------
  Reinvested capital gains ......................            --              --             --             --
                                                    -------------    ------------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (24,230,790)     12,134,442        821,011      2,112,711
                                                    -------------    ------------    -----------    -----------

Equity transactions:
  Purchase payments received from
    contract owners .............................       4,769,884       6,176,378      1,305,079        624,500
  Transfers between funds .......................     (15,198,914)    (29,827,089)    (1,123,809)     2,875,879
  Redemptions ...................................     (15,798,479)     (9,959,687)    (9,260,010)      (980,425)
  Annuity benefits ..............................         (28,163)        (10,876)          --             --
  Annual contract maintenance charge (note 2) ...         (37,254)        (36,678)        (9,387)        (3,769)
  Contingent deferred sales charges (note 2) ....        (232,945)       (159,499)      (117,677)       (12,254)
  Adjustments to maintain reserves ..............          (6,388)            255            457             50
                                                    -------------    ------------    -----------    -----------
      Net equity transactions ...................     (26,532,259)    (33,817,196)    (9,205,347)     2,503,981
                                                    -------------    ------------    -----------    -----------

Net change in contract owners' equity ...........     (50,763,049)    (21,682,754)    (8,384,336)     4,616,692
Contract owners' equity beginning of period .....     285,966,630     227,695,750     58,348,689     22,185,686
                                                    -------------    ------------    -----------    -----------
Contract owners' equity end of period ...........   $ 235,203,581     206,012,996     49,964,353     26,802,378
                                                    =============    ============    ===========    ===========


                                                             WPSmCoGr
                                                    ----------------------------
                                                        2000            1999
                                                    ------------    ------------
Investment activity:
  Reinvested dividends ..........................           --              --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................     (1,873,780)       (903,059)
      BOA Vision ................................     (1,879,914)       (972,471)
      BOA Enterprise ............................         (4,253)         (1,906)
                                                    ------------    ------------
    Net investment activity .....................     (3,757,947)     (1,877,436)
                                                    ------------    ------------

  Proceeds from mutual fund shares sold .........    210,178,445      96,181,619
  Cost of mutual fund shares sold ...............   (119,787,654)   (103,399,006)
                                                    ------------    ------------
    Realized gain (loss) on investments .........     90,390,791      (7,217,387)
  Change in unrealized gain (loss) on investments    (90,157,263)     22,994,385
                                                    ------------    ------------
    Net gain (loss) on investments ..............        233,528      15,776,998
                                                    ------------    ------------
  Reinvested capital gains ......................           --              --
                                                    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (3,524,419)     13,899,562
                                                    ------------    ------------

Equity transactions:
  Purchase payments received from
    contract owners .............................     12,558,431       9,383,903
  Transfers between funds .......................     79,173,785     (52,247,794)
  Redemptions ...................................    (44,882,510)    (13,826,135)
  Annuity benefits ..............................        (13,988)         (4,927)
  Annual contract maintenance charge (note 2) ...        (89,978)        (59,488)
  Contingent deferred sales charges (note 2) ....       (571,204)       (222,196)
  Adjustments to maintain reserves ..............           (760)            220
                                                    ------------    ------------
      Net equity transactions ...................     46,173,776     (56,976,417)
                                                    ------------    ------------

Net change in contract owners' equity ...........     42,649,357     (43,076,855)
Contract owners' equity beginning of period .....    480,178,953     320,942,393
                                                    ------------    ------------
Contract owners' equity end of period ...........    522,828,310     277,865,538
                                                    ============    ============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                   American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital
                      Appreciation (ACVPCapAp)
                   American Century VP - American Century VP Income & Growth
                      (ACVPIncGr)
                   American Century VP - American Century VP International
                      (ACVPInt)
                   American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
                   American VI Series - Growth Fund (AVISGro)
                   American VI Series - High-Yield Bond Fund (AVISHiYld) American VI Series - U.S. Government/AAA-Rated Securities
                      Fund (AVISGvt)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                   Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                   Dreyfus VIF - Appreciation Portfolio (DryAp)
                   Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                   Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Growth Portfolio (FidVIPGr)
                   Fidelity VIP - High Income Portfolio (FidVIPHI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                   Fidelity VIP-III - Growth Opportunities Portfolio
                      (FidVIPGrOp)

              Portfolios of the Janus Aspen Series;
                   Janus Aspen Series - Capital Appreciation Portfolio - Service
                      Shares (JanCapAp)
                   Janus Aspen Series - Global Technology Portfolio - Service
                      Shares (JanGlobTech)
                   Janus Aspen Series - International Growth Portfolio - Service
                      Shares (JanIntGro)

              Portfolio of the Morgan Stanley - Universal Institutional Funds,
                Inc. (Morgan Stanley);
                   Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor);
                   Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Mid Cap Index Fund (NSATMidCap) Nationwide SAT - Money Market Fund (NSATMyMkt)
                   Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                   Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                   Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                      (NBAMTLMat)
                   Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                   Oppenheimer Aggressive Growth Fund/VA (OppAggGr) Oppenheimer Bond Fund/VA (OppBdFd)
                   Oppenheimer Global Securities Fund/VA (OppGlSec) Oppenheimer Capital Appreciation Fund/VA (OppCapAp) Oppenheimer Main Street Growth & Income Fund/VA (OppGroInc) Oppenheimer Multiple Strategies Fund/VA (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                   Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                   Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                   Van Kampen LIT - Morgan Stanley Real Estate Securities
                      Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                   Warburg Pincus Trust - Global Post Venture Capital Portfolio
                      (WPGPVenCap)
                   Warburg Pincus Trust - International Equity Portfolio
                      (WPIntEq)
                   Warburg Pincus Trust - Small Company Growth Portfolio
                      (WPSmCoGr)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                         NATIONWIDE VARIABLE ACCOUNT-II

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000, for each series, in both the accumulation and payout phases.

                                                                                                                   PERIOD
 Contract owners' equity represented by:                     UNITS               UNIT VALUE                        RETURN*
                                                           ---------             -----------                       -------
   Contracts in accumulation phase:

      The BEST OF AMERICA(R) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified .............................    2,746,183             $ 20.405704  $  56,037,797            1%
            Non-tax qualified .........................    1,991,482               20.405704     40,637,592            1%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified .............................    5,141,180               41.351376    212,594,867           17%
            Non-tax qualified .........................    3,025,665               41.351376    125,115,411           17%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .............................    2,065,800               12.080906     24,956,736           (4)%
            Non-tax qualified .........................    1,718,123               12.080906     20,756,482           (4)%
         American Century VP -
         American Century VP International:
            Tax qualified .............................    5,361,602               24.374034    130,683,869           (7)%
            Non-tax qualified .........................    3,993,000               24.374034     97,325,518           (7)%
         American Century VP -
         American Century VP Value:
            Tax qualified .............................    1,203,241               12.187369     14,664,342           (5)%
            Non-tax qualified .........................      801,154               12.187369      9,763,959           (5)%
         American VI Series - Growth Fund:
            Tax qualified .............................      310,854               75.152459     23,361,442           15%
            Non-tax qualified .........................      287,497               75.152459     21,606,107           15%
         American VI Series -
         High-Yield Bond Fund:
            Tax qualified .............................       52,262               26.426479      1,381,101           (1)%
            Non-tax qualified .........................       20,258               26.426479        535,348           (1)%
         American VI Series - U.S. Government/
         AAA-Rated Securities Fund:
            Tax qualified .............................      100,714               21.287214      2,143,920            3%
            Non-tax qualified .........................       47,631               21.287214      1,013,931            3%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .............................    4,450,713               36.077453    160,570,389            2%
            Non-tax qualified .........................    2,043,797               36.077453     73,734,990            2%
         Dreyfus IP - European Equity Portfolio:
            Tax qualified .............................       19,098                9.757360        186,346           (2)%
            Non-tax qualified .........................        8,309                9.757360         81,074           (2)%
         Dreyfus Stock Index Fund:
            Tax qualified .............................   16,929,692               32.170212    544,631,781           (1)%
            Non-tax qualified .........................   10,247,039               32.170212    329,649,417           (1)%
         Dreyfus VIF - Appreciation Portfolio:
            Tax qualified .............................    3,281,188               14.716341     48,287,081            2%
            Non-tax qualified .........................    2,499,006               14.716341     36,776,224            2%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Dreyfus VIF -
         Growth and Income Portfolio:
            Tax qualified .............................    1,837,918               14.361089     26,394,504           (2)%
            Non-tax qualified .........................    1,061,037               14.361089     15,237,647           (2)%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified .............................   16,459,014               39.647782    652,563,399           (3)%
            Non-tax qualified .........................   11,114,765               39.647782    440,675,780           (3)%
         Fidelity VIP - Growth Portfolio:
            Tax qualified .............................   17,217,325               91.508230  1,575,526,936            4%
            Non-tax qualified .........................   10,201,493               91.508230    933,520,568            4%
         Fidelity VIP - High Income Portfolio:
            Tax qualified .............................    4,309,397               27.173990    117,103,511           (5)%
            Non-tax qualified .........................    4,454,965               27.173990    121,059,174           (5)%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified .............................    9,264,806               26.963663    249,813,107           (6)%
            Non-tax qualified .........................    6,937,537               26.963663    187,061,410           (6)%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified .............................   14,134,230               29.878236    422,305,860           (1)%
            Non-tax qualified .........................    7,631,191               29.878236    228,006,526           (1)%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified .............................   16,803,686               25.054328    421,005,061           (2)%
            Non-tax qualified .........................   10,345,053               25.054328    259,188,351           (2)%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified .............................    3,021,306               13.246582     40,021,978           (4)%
            Non-tax qualified .........................    1,758,760               13.246582     23,297,559           (4)%
         Janus Aspen Series -
         Capital Appreciation Portfolio:
            Tax qualified .............................      987,940                9.301806      9,189,626           (7)%
            Non-tax qualified .........................      458,508                9.301806      4,264,952           (7)%
         Janus Aspen Series -
         Global Technology Portfolio:
            Tax qualified .............................      922,402               10.081279      9,298,992            1%
            Non-tax qualified .........................      704,856               10.081279      7,105,850            1%
         Janus Aspen Series -
         International Growth Portfolio:
            Tax qualified .............................      834,758                9.724049      8,117,228           (3)%
            Non-tax qualified .........................      364,942                9.724049      3,548,714           (3)%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .............................      271,471                9.371074      2,543,975            6%
            Non-tax qualified .........................      239,249                9.371074      2,242,020            6%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .............................    4,494,923               31.543238    141,784,426            0%
            Non-tax qualified .........................    2,839,235               31.543238     89,558,665            0%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified .............................    2,803,674               35.116438     98,455,044            3%
            Non-tax qualified .........................    2,164,286               35.023680     75,801,260            3%
         Nationwide SAT - Mid Cap Index Fund:
            Tax qualified .............................       48,614                9.857813        479,228           (1)%
            Non-tax qualified .........................       47,244                9.857813        465,723           (1)%

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Nationwide SAT - Money Market Fund:
            Tax qualified .............................   10,309,854               25.256212    260,387,858            2%
            Non-tax qualified .........................   10,773,706               25.256212    272,103,003            2%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .............................       31,710               10.156482        322,062            2%
            Non-tax qualified .........................       46,594               10.156482        473,231            2%
         Nationwide SAT - Small Cap Growth Fund:
            Tax qualified .............................       57,350               10.165123        582,970            2%
            Non-tax qualified .........................       54,436               10.165123        553,349            2%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .............................    1,541,110               11.868461     18,290,604           10%
            Non-tax qualified .........................    1,341,668               11.868461     15,923,534           10%
         Nationwide SAT - Small Company Fund:
            Tax qualified .............................    4,601,001               24.276205    111,694,843            7%
            Non-tax qualified .........................    2,744,307               24.276205     66,621,359            7%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .............................      230,168               10.096192      2,323,820            1%
            Non-tax qualified .........................       84,273               10.096192        850,836            1%
         Nationwide SAT - Total Return Fund:
            Tax qualified .............................    3,488,827              101.194601    353,050,456            3%
            Non-tax qualified .........................    2,343,855               98.588771    231,077,784            3%
         Neuberger Berman AMT -
         Growth Portfolio:
            Tax qualified .............................    4,538,605               72.800868    330,414,384           14%
            Non-tax qualified .........................    3,036,760               72.800868    221,078,764           14%
         Neuberger Berman AMT -
         Guardian Portfolio:
            Tax qualified .............................    1,168,601               10.852262     12,681,964            3%
            Non-tax qualified .........................      607,735               10.852262      6,595,299            3%
         Neuberger Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified .............................    2,011,055               18.487240     37,178,856            1%
            Non-tax qualified .........................    1,724,903               18.487240     31,888,696            1%
         Neuberger Berman AMT -
         Partners Portfolio:
            Tax qualified .............................    4,862,719               24.076663    117,078,047           (1)%
            Non-tax qualified .........................    2,663,805               24.076663     64,135,535           (1)%
         Oppenheimer
         Aggressive Growth Fund/VA:
            Tax qualified .............................    1,118,847               10.661572     11,928,668            7%
            Non-tax qualified .........................      473,235               10.661572      5,045,429            7%
         Oppenheimer Bond Fund/VA:
            Tax qualified .............................    3,299,819               19.423550     64,094,199            1%
            Non-tax qualified .........................    2,629,918               19.423550     51,082,344            1%
         Oppenheimer
         Capital Appreciation Fund/VA:
            Tax qualified .............................    5,483,574               19.398313    106,372,085            9%
            Non-tax qualified .........................    3,578,668               19.398313     69,420,122            9%
         Oppenheimer Global Securities Fund/VA:
            Tax qualified .............................    9,543,704               31.060968    296,436,685           10%
            Non-tax qualified .........................    5,351,937               31.060968    166,236,344           10%
         Oppenheimer
         Main Street Growth & Income/VA:
            Tax qualified .............................      110,252                9.923361      1,094,070           (1)%
            Non-tax qualified .........................       44,601                9.923361        442,592           (1)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Oppenheimer
         Multiple Strategies Fund/VA:
            Tax qualified .............................    3,563,175               25.707679     91,600,959            6%
            Non-tax qualified .........................    2,348,035               25.707679     60,362,530            6%
         Strong Opportunity Fund II, Inc.:
            Tax qualified .............................    9,026,533               40.262027    363,426,515            3%
            Non-tax qualified .........................    5,393,345               40.262027    217,147,002            3%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified .............................    2,281,908               21.623998     49,343,974           11%
            Non-tax qualified .........................    1,630,542               21.623998     35,258,837           11%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified .............................    1,762,697               14.451975     25,474,453          (12)%
            Non-tax qualified .........................    1,667,540               14.451975     24,099,246          (12)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified .............................    1,150,922               14.816897     17,053,093           (1)%
            Non-tax qualified .........................    1,032,647               14.816897     15,300,624           (1)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified .............................    3,421,699                9.833099     33,645,905          (13)%
            Non-tax qualified .........................    2,382,282                9.833099     23,425,215          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified .............................    1,512,978               13.247472     20,043,134            3%
            Non-tax qualified .........................    1,313,705               13.247472     17,403,270            3%
         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax qualified .............................    1,584,243               16.908684     26,787,464           14%
            Non-tax qualified .........................    1,674,210               16.908684     28,308,688           14%
         Warburg Pincus Trust -
         Global Post Venture Capital Portfolio:
            Tax qualified .............................      818,774               20.118199     16,472,258            4%
            Non-tax qualified .........................      576,333               20.118199     11,594,782            4%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified .............................    3,842,668               15.938401     61,245,983           (9)%
            Non-tax qualified .........................    2,598,950               15.938401     41,423,107           (9)%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified .............................    6,252,795               25.967528    162,369,629            2%
            Non-tax qualified .........................    4,299,720               25.967528    111,653,099            2%

      The BEST OF AMERICA(R) Nationwide Insurance
      Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified .............................       11,677               16.516041        192,858            1%
            Non-tax qualified .........................        6,408               16.516041        105,835            1%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified .............................       24,636               16.668721        410,651           17%
            Non-tax qualified .........................       17,507               16.668721        291,819           17%

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .............................        2,161               12.213742         26,394           (4)%
            Non-tax qualified .........................        4,570               12.213742         55,817           (4)%
         American Century VP -
         American Century VP International:
            Tax qualified .............................       11,580               24.822829        287,448           (6)%
            Non-tax qualified .........................       18,167               24.822829        450,956           (6)%
         American Century VP -
         American Century VP Value:
            Tax qualified .............................          592               12.405982          7,344           (4)%
            Non-tax qualified .........................        7,050               12.405982         87,462           (4)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .............................       24,440               26.775319        654,389            2%
            Non-tax qualified .........................       25,629               26.775319        686,225            2%
         Dreyfus IP - European Equity Portfolio:
            Tax qualified .............................        1,228                9.765449         11,992           (2)%
            Non-tax qualified .........................          273                9.765449          2,666           (2)%
         Dreyfus Stock Index Fund:
            Tax qualified .............................       80,003               25.555483      2,044,515           (1)%
            Non-tax qualified .........................       64,343               25.555483      1,644,316           (1)%
         Dreyfus VIF - Appreciation Portfolio:
            Tax qualified .............................        9,012               14.938109        134,622            2%
            Non-tax qualified .........................       13,265               14.938109        198,154            2%
         Dreyfus VIF - Growth and Income Portfolio:
            Tax qualified .............................       17,513               14.618595        256,015           (1)%
            Non-tax qualified .........................       15,625               14.618595        228,416           (1)%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified .............................       41,720               17.503429        730,243           (3)%
            Non-tax qualified .........................       45,064               17.503429        788,775           (3)%
         Fidelity VIP - Growth Portfolio:
            Tax qualified .............................       91,879               26.546272      2,439,045            5%
            Non-tax qualified .........................       85,198               26.546272      2,261,689            5%
         Fidelity VIP - High Income Portfolio:
            Tax qualified .............................       18,229               12.939924        235,882           (5)%
            Non-tax qualified .........................       28,356               12.939924        366,924           (5)%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified .............................        3,373               19.498542         65,769           (5)%
            Non-tax qualified .........................       10,240               19.498542        199,665           (5)%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified .............................       12,724               17.831841        226,892           (1)%
            Non-tax qualified .........................       14,114               17.831841        251,679           (1)%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified .............................       24,164               23.630360        571,004           (2)%
            Non-tax qualified .........................       35,585               23.630360        840,886           (2)%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified .............................        7,438               13.446289        100,013           (4)%
            Non-tax qualified .........................        9,699               13.446289        130,416           (4)%
         Janus Aspen Series -
         Capital Appreciation Portfolio:
            Tax qualified .............................        9,141                9.309508         85,098           (7)%
            Non-tax qualified .........................        3,558                9.309508         33,123           (7)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Janus Aspen Series -
         Global Technology Portfolio:
            Tax qualified .............................        2,836               10.089612         28,614            1%
            Non-tax qualified .........................        1,979               10.089612         19,967            1%
         Janus Aspen Series -
         International Growth Portfolio:
            Tax qualified .............................        7,258                9.732106         70,636           (3)%
            Non-tax qualified .........................        1,725                9.732106         16,788           (3)%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .............................           50                9.512475            476            6%
            Non-tax qualified .........................        2,938                9.512475         27,948            6%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .............................       88,788               24.047543      2,135,133            0%
            Non-tax qualified .........................       80,206               24.047543      1,928,757            0%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified .............................       31,527               12.428456        391,832            4%
            Non-tax qualified .........................       10,227               12.428456        127,106            4%
         Nationwide SAT - Mid Cap Index Fund:
            Tax qualified .............................          814                9.865974          8,031           (1)%
            Non-tax qualified .........................          727                9.865974          7,173           (1)%
         Nationwide SAT - Money Market Fund:
            Tax qualified .............................       57,645               12.203914        703,495            2%
            Non-tax qualified .........................       93,250               12.203914      1,138,015            2%
         Nationwide SAT - Multi Sector Bond Fund:
            Non-tax qualified .........................          221               10.164899          2,246            2%
         Nationwide SAT - Small Cap Growth Fund:
            Tax qualified .............................        3,448               10.173536         35,078            2%
            Non-tax qualified .........................            6               10.173536             61            2%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .............................        5,276               11.999041         63,307           11%
            Non-tax qualified .........................        9,624               11.999041        115,479           11%
         Nationwide SAT - Small Company Fund:
            Tax qualified .............................       29,012               24.836628        720,560            7%
            Non-tax qualified .........................       44,745               24.836628      1,111,315            7%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .............................        3,609               10.104538         36,467            1%
            Non-tax qualified .........................          412               10.104538          4,163            1%
         Nationwide SAT - Total Return Fund:
            Tax qualified .............................      155,247               20.845599      3,236,217            3%
            Non-tax qualified .........................      180,246               20.845599      3,757,336            3%
         Neuberger Berman AMT -
         Growth Portfolio:
            Tax qualified .............................       19,751               26.881028        530,927           14%
            Non-tax qualified .........................       22,330               26.881028        600,253           14%
         Neuberger Berman AMT -
         Guardian Portfolio:
            Tax qualified .............................        3,741               10.971639         41,045            3%
            Non-tax qualified .........................        3,365               10.971639         36,920            3%

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Neuberger Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified .............................        2,372               11.804081         27,999            2%
            Non-tax qualified .........................        3,011               11.804081         35,542            2%
         Neuberger Berman AMT -
         Partners Portfolio:
            Tax qualified .............................       19,909               19.293039        384,105           (1)%
            Non-tax qualified .........................       20,476               19.293039        395,044           (1)%
         Oppenheimer
         Aggressive Growth Fund/VA:
            Tax qualified .............................        2,841               10.670360         30,314            7%
            Non-tax qualified .........................          642               10.670360          6,850            7%
         Oppenheimer Bond Fund/VA:
            Tax qualified .............................        9,571               12.180874        116,583            2%
            Non-tax qualified .........................        6,013               12.180874         73,244            2%
         Oppenheimer
         Capital Appreciation Fund/VA:
            Tax qualified .............................       34,982               19.690663        688,819            9%
            Non-tax qualified .........................       13,814               19.690663        272,007            9%
         Oppenheimer Global Securities Fund/VA:
            Tax qualified .............................       15,623               28.089728        438,846           10%
            Non-tax qualified .........................       12,472               28.089728        350,335           10%
         Oppenheimer
         Main Street Growth & Income/VA:
            Tax qualified .............................        1,188                9.931570         11,799           (1)%
            Non-tax qualified .........................           29                9.931570            288           (1)%
         Oppenheimer
         Multiple Strategies Fund/VA:
            Tax qualified .............................       12,491               17.115018        213,784            6%
            Non-tax qualified .........................       11,348               17.115018        194,221            6%
         Strong Opportunity Fund II, Inc.:
            Tax qualified .............................       20,947               24.131412        505,481            4%
            Non-tax qualified .........................       21,520               24.131412        519,308            4%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified .............................        1,102               14.283885         15,741           11%
            Non-tax qualified .........................        3,208               14.283885         45,823           11%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified .............................        5,815               14.712216         85,552          (12)%
            Non-tax qualified .........................        2,367               14.712216         34,824          (12)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified .............................           11               10.621632            117           (1)%
            Non-tax qualified .........................           74               10.621632            786           (1)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified .............................       15,228               10.009535        152,425          (13)%
            Non-tax qualified .........................        9,309               10.009535         93,179          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified .............................        4,411               10.749783         47,417            4%
            Non-tax qualified .........................        8,477               10.749783         91,126            4%
         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax qualified .............................        3,668               17.028434         62,460           14%
            Non-tax qualified .........................       10,199               17.028434        173,673           14%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Warburg Pincus Trust -
         Global Post Venture Capital Portfolio:
            Tax qualified .............................        1,147               20.478950         23,489            5%
            Non-tax qualified .........................        3,077               20.478950         63,014            5%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified .............................        5,119               15.849478         81,133           (9)%
            Non-tax qualified .........................        3,356               15.849478         53,191           (9)%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified .............................       10,888               23.839836        259,568            2%
            Non-tax qualified .........................       34,494               23.839836        822,331            2%

      The BEST OF AMERICA(R) America's Vision
      Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified .............................    2,021,702               18.741812     37,890,359            1%
            Non-tax qualified .........................    2,885,544               18.741812     54,080,323            1%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified .............................    2,923,985               21.000935     61,406,419           17%
            Non-tax qualified .........................    4,138,156               21.000935     86,905,145           17%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .............................    1,834,513               12.054402     22,113,957           (4)%
            Non-tax qualified .........................    1,953,142               12.054402     23,543,959           (4)%
         American Century VP -
         American Century VP International:
            Tax qualified .............................    3,775,254               24.228458     91,468,583           (7)%
            Non-tax qualified .........................    5,592,465               24.228458    135,496,803           (7)%
         American Century VP -
         American Century VP Value:
            Tax qualified .............................    1,096,906               12.143992     13,320,818           (5)%
            Non-tax qualified .........................    1,385,890               12.143992     16,830,237           (5)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .............................    2,432,794               33.953909     82,602,866            2%
            Non-tax qualified .........................    3,169,631               33.953909    107,621,363            2%
         Dreyfus IP - European Equity Portfolio:
            Tax qualified .............................       15,300                9.755741        149,263           (2)%
            Non-tax qualified .........................       41,378                9.755741        403,673           (2)%
         Dreyfus Stock Index Fund:
            Tax qualified .............................   13,712,604               31.859291    436,873,841           (1)%
            Non-tax qualified .........................   19,029,686               31.859291    606,272,304           (1)%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .............................    2,107,000               14.672237     30,914,403            2%
            Non-tax qualified .........................    3,461,886               14.672237     50,793,612            2%
         Dreyfus VIF - Growth and Income Portfolio:
            Tax qualified .............................    1,665,684               14.309962     23,835,875           (2)%
            Non-tax qualified .........................    2,279,946               14.309962     32,625,941           (2)%

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified .............................   15,850,071               22.752605    360,630,405           (3)%
            Non-tax qualified .........................   22,440,988               22.752605    510,590,936           (3)%
         Fidelity VIP - Growth Portfolio:
            Tax qualified .............................   15,439,956               36.050957    556,625,190            4%
            Non-tax qualified .........................   22,375,458               36.050957    806,656,674            4%
         Fidelity VIP - High Income Portfolio:
            Tax qualified .............................    6,955,188               14.515289    100,956,564           (6)%
            Non-tax qualified .........................   11,775,709               14.515289    170,927,819           (6)%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified .............................    3,474,154               20.619195     71,634,259           (6)%
            Non-tax qualified .........................    5,400,070               20.619195    111,345,096           (6)%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified .............................    6,554,937               18.183010    119,188,485           (1)%
            Non-tax qualified .........................    8,537,751               18.183010    155,242,012           (1)%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified .............................   12,240,811               24.927906    305,137,786           (2)%
            Non-tax qualified .........................   17,193,541               24.927906    428,598,974           (2)%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified .............................    2,460,993               13.206874     32,502,024           (4)%
            Non-tax qualified .........................    4,120,039               13.206874     54,412,836           (4)%
         Janus Aspen Series -
         Capital Appreciation Portfolio:
            Tax qualified .............................      948,685                9.300258      8,823,015           (7)%
            Non-tax qualified .........................    1,279,199                9.300258     11,896,881           (7)%
         Janus Aspen Series -
         Global Technology Portfolio:
            Tax qualified .............................      557,130               10.079608      5,615,652            1%
            Non-tax qualified .........................      713,794               10.079608      7,194,764            1%
         Janus Aspen Series -
         International Growth Portfolio:
            Tax qualified .............................      374,718                9.722433      3,643,171           (3)%
            Non-tax qualified .........................      521,964                9.722433      5,074,760           (3)%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .............................      143,643                9.342969      1,342,052            6%
            Non-tax qualified .........................      351,930                9.342969      3,288,071            6%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .............................    2,831,706               27.852888     78,871,190            0%
            Non-tax qualified .........................    3,768,227               27.852888    104,956,005            0%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified .............................    4,031,633               13.193657     53,191,983            3%
            Non-tax qualified .........................    5,545,143               13.193657     73,160,715            3%
         Nationwide SAT - Mid Cap Index Fund:
            Tax qualified .............................       71,289                9.856176        702,637           (1)%
            Non-tax qualified .........................       38,938                9.856176        383,780           (1)%
         Nationwide SAT - Money Market Fund:
            Tax qualified .............................   12,114,206               12.590003    152,517,890            2%
            Non-tax qualified .........................   19,415,014               12.590003    244,435,085            2%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .............................       22,061               10.154798        224,025            2%
            Non-tax qualified .........................       49,157               10.154798        499,179            2%
         Nationwide SAT - Small Cap Growth Fund:
            Tax qualified .............................       96,534               10.163439        981,117            2%
            Non-tax qualified .........................       52,590               10.163439        534,495            2%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .............................    1,152,123               11.842442     13,643,950           10%
            Non-tax qualified .........................    1,627,069               11.842442     19,268,470           10%
         Nationwide SAT - Small Company Fund:
            Tax qualified .............................    3,481,965               24.161192     84,128,425            7%
            Non-tax qualified .........................    4,587,459               24.161192    110,838,478            7%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .............................      228,696               10.094526      2,308,578            1%
            Non-tax qualified .........................      292,754               10.094526      2,955,213            1%
         Nationwide SAT - Total Return Fund:
            Tax qualified .............................    7,734,127               24.729489    191,261,009            3%
            Non-tax qualified .........................    9,641,338               24.729489    238,425,362            3%
         Neuberger Berman AMT -
         Growth Portfolio:
            Tax qualified .............................    3,134,600               32.229193    101,025,628           13%
            Non-tax qualified .........................    4,836,159               32.229193    155,865,502           13%
         Neuberger Berman AMT -
         Guardian Portfolio:
            Tax qualified .............................      812,316               10.828462      8,796,133            3%
            Non-tax qualified .........................      929,000               10.828462     10,059,641            3%
         Neuberger Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified .............................    1,453,295               12.169310     17,685,597            1%
            Non-tax qualified .........................    2,464,278               12.169310     29,988,563            1%
         Neuberger Berman AMT -
         Partners Portfolio:
            Tax qualified .............................    4,026,424               23.932839     96,363,757           (1)%
            Non-tax qualified .........................    6,005,329               23.932839    143,724,572           (1)%
         Oppenheimer
         Aggressive Growth Fund/VA:
            Tax qualified .............................      476,979               10.659808      5,084,505            7%
            Non-tax qualified .........................      303,025               10.659808      3,230,188            7%
         Oppenheimer Bond Fund/VA:
            Tax qualified .............................    4,293,262               12.937700     55,544,936            1%
            Non-tax qualified .........................    6,322,981               12.937700     81,804,831            1%
         Oppenheimer
         Capital Appreciation Fund/VA:
            Tax qualified .............................    3,937,323               19.340192     76,148,583            9%
            Non-tax qualified .........................    4,884,080               19.340192     94,459,045            9%
         Oppenheimer Global Securities Fund/VA:
            Tax qualified .............................    6,476,376               28.394800    183,895,401           10%
            Non-tax qualified .........................    9,059,290               28.394800    257,236,728           10%
         Oppenheimer Main Street Growth & Income/VA:
            Tax qualified .............................      119,682                9.921720      1,187,451           (1)%
            Non-tax qualified .........................      108,120                9.921720      1,072,736           (1)%

                                                                                                                    PERIOD
                                                             UNITS                UNIT VALUE                        RETURN*
                                                           ---------              -----------                       -------
         Oppenheimer
         Multiple Strategies Fund/VA:
            Tax qualified .............................    3,264,138               19.015970     62,070,750            6%
            Non-tax qualified .........................    4,075,959               19.015970     77,508,314            6%
         Strong Opportunity Fund II, Inc.:
            Tax qualified .............................    4,577,722               29.468069    134,896,628            3%
            Non-tax qualified .........................    6,193,513               29.468069    182,510,868            3%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified .............................    1,175,422               17.834847     20,963,472           11%
            Non-tax qualified .........................    1,784,803               17.834847     31,831,688           11%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified .............................    1,074,139               14.383485     15,449,862          (13)%
            Non-tax qualified .........................    1,696,254               14.383485     24,398,044          (13)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified .............................      944,722               11.724586     11,076,474           (1)%
            Non-tax qualified .........................    1,605,386               11.724586     18,822,486           (1)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified .............................    1,534,828                9.798071     15,038,354          (13)%
            Non-tax qualified .........................    2,567,959                9.798071     25,161,045          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified .............................      636,644               10.831181      6,895,606            3%
            Non-tax qualified .........................    1,268,287               10.831181     13,737,046            3%
         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax qualified .............................    2,138,426               16.823342     35,975,472           13%
            Non-tax qualified .........................    1,314,859               16.823342     22,120,323           13%
         Warburg Pincus Trust -
         Global Post Venture Capital Portfolio:
            Tax qualified .............................      482,400               20.046584      9,670,472            4%
            Non-tax qualified .........................      605,607               20.046584     12,140,352            4%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified .............................    2,901,591               15.857994     46,013,413           (9)%
            Non-tax qualified .........................    5,427,698               15.857994     86,072,402           (9)%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified .............................    3,676,562               25.836430     94,989,237            2%
            Non-tax qualified .........................    5,905,756               25.836430    152,583,651            2%
                                                           =========               =========
         Reserves for annuity contracts in payout phase:
            Tax qualified .............................                                           4,892,704
            Non-tax qualified .........................                                          15,395,937
                                                                                           ----------------
                                                                                           $ 22,126,556,270
                                                                                           ================


* The period return does not include contract charges satisfied by surrendering units.

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